UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.04%	12.76%	6.33%
Class T (incl. 3.50% sales charge)	10.28%	13.02%	6.33%
Class B (incl. contingent deferred sales charge) B	8.68%	12.94%	6.37%
Class C (incl. contingent deferred sales charge) C	12.72%	13.25%	6.16%

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor ® Strategic Dividend & Income ® Fund - Class A on November 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The pace of global economic growth remained slow and steady for the 12-month period ending November 30, 2014, led by favorable trends in the U.S. and most other developed economies. A tough winter season temporarily stifled the pace of U.S. economic activity early in the period and inventory levels rose; however, a healthy corporate backdrop and improving credit cycle, among other positive macroeconomic factors, helped boost riskier assets. Among the asset classes that constitute the Fidelity Strategic Dividend & Income Composite IndexSM, real estate investment trusts (REITs) notched by far the biggest gain. The FTSE® NAREIT® Equity REITs Index rose 28.04% for the 12-month period, bolstered by relatively steady interest rates and improving fundamentals for REITs, including positive supply/demand dynamics. Large-cap dividend-paying equities benefited from investors' increased appetite for income-oriented securities as bond yields declined. Accordingly, the MSCI USA High Dividend Yield Index advanced 17.52%. High-quality preferred stocks, which are interest rate sensitive, benefited as investors' concern about rising rates began to subside in the first half of the period, and The BofA Merrill LynchSM Fixed Rate Preferred Securities Index returned 13.72%. Convertible securities also notched a double-digit gain, with The BofA Merrill LynchSM All US Convertibles Index rising 12.44%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 14.63%, 14.28%, 13.68% and 13.72%, respectively (excluding sales charges), underperforming the 17.67% result of the Fidelity Strategic Dividend & Income Composite IndexSM. Our asset allocation decisions in aggregate had a modest negative impact on relative results. An on-average overweighting in dividend-paying equities, which made up 50% of the Composite benchmark, proved a detractor when the asset class underperformed. Meanwhile, our positioning in convertibles was a minor plus. We started the period with an overweighting there, but dialed back our position to an underweighting by period end. Looking at security selection within the individual subportfolios, the fund's convertible securities sleeve underperformed its benchmark, primarily due to security selection in the information technology and industrials sectors. The preferreds subportfolio, also hurt results, mainly a result of security selection in diversified financial services, health care and cable/satellite TV. On the flip side, the REIT equities sleeve lifted relative performance. Here, strong security selection in office and apartment REITs were the main contributors to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,056.20	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.28%
Actual		$ 1,000.00	$ 1,055.00	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.85%
Actual		$ 1,000.00	$ 1,052.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,052.10	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Strategic Dividend and Income	.74%
Actual		$ 1,000.00	$ 1,058.00	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,057.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.5	2.6
Exxon Mobil Corp.	2.5	1.9
Procter & Gamble Co.	2.4	2.1
Chevron Corp.	2.4	2.7
IBM Corp.	2.0	0.0
Cisco Systems, Inc.	1.7	1.7
Simon Property Group, Inc.	1.6	1.7
Microsoft Corp.	1.5	3.0
PepsiCo, Inc.	1.4	1.1
The Coca-Cola Co.	1.2	1.4
	19.2
Top Five Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.2	33.7
Information Technology	11.2	13.0
Health Care	11.1	10.6
Consumer Staples	10.3	8.1
Energy	8.2	8.7
Asset Allocation (% of fund's net assets)
As of November 30, 2014*		As of May 31, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 65.3%
	Preferred Stocks 10.7%		Preferred Stocks 10.4%
	Convertible Bonds 7.9%		Convertible Bonds 9.9%
	Other Investments 10.6%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	4.5%	** Foreign investments	5.5%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
		Principal Amount (j)	Value
Convertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		$ 2,810,000	$ 2,946,988
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15		5,210,000	6,541,806
Household Durables - 0.5%
Lennar Corp. 3.25% 11/15/21 (f)		6,090,000	12,419,794
M/I Homes, Inc. 3% 3/1/18		5,630,000	5,781,306
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,830,538
			21,031,638
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23 (f)		2,800,000	2,807,000
3.5% 1/15/31		13,610,000	7,523,608
			10,330,608
TOTAL CONSUMER DISCRETIONARY			40,851,040
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (i)		12,893,000	18,185,577
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	18,476,938
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		6,730,000	4,967,581
Peabody Energy Corp. 4.75% 12/15/41		15,612,000	9,513,563
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		13,770,000	13,047,075
Ship Finance International Ltd. 3.25% 2/1/18		10,990,000	11,540,379
			57,545,536
FINANCIALS - 0.6%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	6,920,125
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,760,000	17,025,100
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		3,600,000	3,528,000
TOTAL FINANCIALS			27,473,225
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
HEALTH CARE - 1.1%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21		$ 2,070,000	$ 2,230,425
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18		5,840,000	6,796,300
1.875% 9/1/20		5,910,000	7,121,550
			16,148,275
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		13,609,000	15,777,934
WellPoint, Inc. 2.75% 10/15/42		6,350,000	11,148,219
			26,926,153
Pharmaceuticals - 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		5,440,000	6,385,200
TOTAL HEALTH CARE			49,459,628
INDUSTRIALS - 0.1%
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		3,430,000	3,421,425
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (f)		2,760,000	3,179,175
InterDigital, Inc. 2.5% 3/15/16		17,980,000	19,553,250
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	12,206,250
			34,938,675
Internet Software & Services - 0.1%
Blucora, Inc. 4.25% 4/1/19		1,830,000	1,767,963
VeriSign, Inc. 4.086% 8/15/37 (i)		2,510,000	4,516,431
			6,284,394
IT Services - 0.1%
Euronet Worldwide, Inc. 1.5% 10/1/44 (f)		2,200,000	2,301,750
Semiconductors & Semiconductor Equipment - 0.7%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		6,170,000	5,618,556
GT Advanced Technologies, Inc.:
3% 10/1/17		6,845,000	2,874,900
3% 12/15/20		13,470,000	5,657,400
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 3.25% 8/1/39		$ 7,310,000	$ 13,130,588
Microchip Technology, Inc. 2.125% 12/15/37		3,480,000	6,218,325
			33,499,769
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		16,090,000	15,778,256
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,600,000	4,919,125
TiVo, Inc.:
2% 10/1/21 (f)		9,090,000	8,669,588
4% 3/15/16 (f)		4,730,000	5,749,906
			35,116,875
TOTAL INFORMATION TECHNOLOGY			112,141,463
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)		20,860,000	21,172,900
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 7% 3/15/15		4,040,000	7,410,875
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (f)		13,670,000	15,296,730
TOTAL CONVERTIBLE BONDS			352,958,399
Nonconvertible Bonds - 6.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.0%
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	803,944
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,280,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (f)		1,270,000	1,317,625
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,800,800
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 14,600,000	$ 15,202,250
8.125% 4/30/20		5,000,000	5,300,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		2,650,000	2,749,375
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		7,145,000	7,859,500
			38,911,925
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		7,770,000	7,245,525
TOTAL CONSUMER DISCRETIONARY			51,559,019
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		3,760,000	3,872,800
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		10,995,000	11,792,138
TOTAL CONSUMER STAPLES			15,664,938
FINANCIALS - 2.9%
Banks - 1.8%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	11,218,350
CIT Group, Inc. 4.75% 2/15/15 (f)		3,610,000	3,628,050
Corestates Capital II 0.8806% 1/15/27 (f)(i)		3,000,000	2,610,000
Corestates Capital III 0.8021% 2/15/27 (f)(i)		3,960,000	3,445,200
First Maryland Capital I 1.2306% 1/15/27 (i)		2,500,000	2,225,000
First Maryland Capital II 1.0824% 2/1/27 (i)		4,100,000	3,649,000
JPMorgan Chase Capital XIII 1.1831% 9/30/34 (i)		2,750,000	2,328,906
JPMorgan Chase Capital XXI 1.1824% 1/15/87 (i)		12,500,000	10,375,000
PNC Capital Trust C 0.8036% 6/1/28 (i)		9,000,000	7,650,000
Wachovia Capital Trust II 0.7306% 1/15/27 (i)		32,014,000	27,852,180
Wells Fargo Capital II 0.7326% 1/30/27 (i)		5,930,000	5,159,100
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			82,531,911
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - 0.4%
Chase Capital II 0.7324% 2/1/27 (i)		$ 7,900,000	$ 6,731,590
Chase Capital Trust VI 0.8574% 8/1/28 (i)		5,000,000	4,260,500
JPMorgan Chase Capital XXIII 1.2321% 5/15/47 (i)		2,500,000	2,006,250
Lehman Brothers Holdings, Inc. 0% (d)(i)		1,000,000	0
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)		2,570,000	2,634,250
			15,632,590
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,643,750
			10,359,675
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.2306% 4/15/27 (i)		2,500,000	2,175,000
ILFC E-Capital Trust I 4.84% 12/21/65 (f)(i)		16,530,000	15,744,825
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,257,000
			22,176,825
TOTAL FINANCIALS			130,701,001
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 4.25% 10/15/19		7,000,000	7,035,000
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,251,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		1,205,000	1,259,225
			10,545,825
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		4,310,000	4,396,200
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
8.75% 12/1/20		7,062,000	6,214,560
8.75% 12/1/20 (f)		1,485,000	1,306,800
			7,521,360
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 854,813
8.625% 9/15/15		5,000,000	5,250,000
8.875% 9/1/17		3,000,000	3,431,250
			9,536,063
TOTAL INDUSTRIALS			21,453,623
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		5,015,000	4,363,050
Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.:
5.4% 9/10/40		1,000,000	840,000
6.5% 4/15/38		4,440,000	4,084,800
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)		7,100,000	7,444,350
			12,369,150
TOTAL INFORMATION TECHNOLOGY			16,732,200
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)		535,000	530,157
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,930,000	4,942,325
TOTAL MATERIALS			5,472,482
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Altice Financing SA 6.5% 1/15/22 (f)		7,600,000	7,676,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	8,639,063
8.75% 3/15/32		7,525,000	7,910,656
			24,225,719
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23		$ 11,245,000	$ 11,076,325
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	605,475
			11,681,800
TOTAL TELECOMMUNICATION SERVICES			35,907,519
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,866,525
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,061,350
TOTAL UTILITIES			10,927,875
TOTAL NONCONVERTIBLE BONDS			298,964,482
TOTAL CORPORATE BONDS (Cost $643,811,186)			651,922,881
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 2/5/15 to 2/26/15 (h) (Cost $2,969,874)		2,970,000	2,969,952
Common Stocks - 66.4%
	Shares
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.2%
Ford Motor Co.	695,447	10,939,381
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	8,056,780
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	152,000	8,662,480
DineEquity, Inc.	28,871	2,867,756
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	227,500	$ 22,024,275
Wyndham Worldwide Corp.	61,700	5,143,312
		38,697,823
Media - 0.9%
Comcast Corp. Class A	470,000	26,808,800
Sinclair Broadcast Group, Inc. Class A (e)	168,200	4,904,712
Time Warner, Inc.	105,700	8,997,184
		40,710,696
Multiline Retail - 0.7%
Target Corp.	405,200	29,984,800
Specialty Retail - 0.2%
Foot Locker, Inc.	69,100	3,958,739
H&M Hennes & Mauritz AB (B Shares)	135,912	5,821,766
		9,780,505
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	226,000	8,389,120
VF Corp.	67,600	5,081,492
		13,470,612
TOTAL CONSUMER DISCRETIONARY		151,640,597
CONSUMER STAPLES - 9.4%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	79,400	9,289,006
PepsiCo, Inc.	606,800	60,740,680
SABMiller PLC	73,700	4,102,855
The Coca-Cola Co.	1,226,100	54,966,063
		129,098,604
Food & Staples Retailing - 1.1%
CVS Health Corp.	132,100	12,068,656
Wal-Mart Stores, Inc.	279,000	24,423,660
Walgreen Co.	147,700	10,133,697
		46,626,013
Food Products - 0.5%
ConAgra Foods, Inc.	377,800	13,797,256
Kellogg Co.	145,600	9,646,000
		23,443,256
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Procter & Gamble Co.	1,207,058	$ 109,154,255
Tobacco - 2.5%
Altria Group, Inc.	757,100	38,051,846
British American Tobacco PLC sponsored ADR	118,000	13,944,060
Philip Morris International, Inc.	599,418	52,107,407
Reynolds American, Inc.	147,200	9,701,952
		113,805,265
TOTAL CONSUMER STAPLES		422,127,393
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP	41,200	1,140,828
Chevron Corp.	982,800	106,997,436
Dominion Midstream Partners LP	192,028	5,962,469
Enterprise Products Partners LP	274,000	10,231,160
Exxon Mobil Corp.	1,240,000	112,269,600
Imperial Oil Ltd.	87,700	3,842,387
Kinder Morgan Holding Co. LLC (e)	417,300	17,255,355
Markwest Energy Partners LP	98,700	7,013,622
MPLX LP	65,400	4,343,214
Phillips 66 Partners LP	101,550	6,321,488
Plains GP Holdings LP Class A	394,700	10,254,306
PrairieSky Royalty Ltd.	46,400	1,394,232
QEP Midstream Partners LP	87,100	1,397,955
Suncor Energy, Inc.	175,500	5,549,698
Targa Resources Corp.	28,500	3,252,990
Tesoro Logistics LP	31,500	1,804,005
Valero Energy Partners LP	26,308	1,097,570
Western Gas Partners LP	25,000	1,773,250
Williams Partners LP	80,300	4,154,722
		306,056,287
FINANCIALS - 20.6%
Banks - 2.3%
Community Trust Bancorp, Inc.	127,200	4,602,096
CVB Financial Corp.	307,700	4,667,809
JPMorgan Chase & Co.	372,200	22,391,552
M&T Bank Corp.	105,600	13,307,712
PacWest Bancorp	153,300	7,128,450
Prosperity Bancshares, Inc.	75,300	4,230,354
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	951,400	$ 9,580,598
Svenska Handelsbanken AB (A Shares)	122,700	5,993,032
U.S. Bancorp	359,200	15,876,640
Valley National Bancorp	455,200	4,433,648
Wells Fargo & Co.	253,800	13,827,024
		106,038,915
Capital Markets - 1.5%
BlackRock, Inc. Class A	66,100	23,735,188
Carlyle Group LP	256,300	7,337,869
KKR & Co. LP	572,900	12,764,212
The Blackstone Group LP	747,900	25,069,608
		68,906,877
Consumer Finance - 0.1%
Capital One Financial Corp.	58,500	4,867,200
Insurance - 1.6%
ACE Ltd.	70,500	8,060,970
Arthur J. Gallagher & Co.	238,500	11,436,075
MetLife, Inc.	403,300	22,427,513
The Travelers Companies, Inc.	220,200	22,999,890
Zurich Insurance Group AG	19,804	6,206,107
		71,130,555
Real Estate Investment Trusts - 14.8%
Acadia Realty Trust (SBI)	83,200	2,659,072
Alexandria Real Estate Equities, Inc.	281,444	24,181,668
American Campus Communities, Inc.	422,000	16,880,000
American Realty Capital Properties, Inc.	664,800	6,249,120
Ashford Hospitality Prime, Inc.	289,300	5,077,215
AvalonBay Communities, Inc.	68,040	10,940,152
Boston Properties, Inc.	280,996	36,428,321
Cedar Shopping Centers, Inc.	714,159	4,849,140
Chatham Lodging Trust	140,200	3,751,752
Corrections Corp. of America	155,454	5,635,208
Cousins Properties, Inc.	120,240	1,471,738
DCT Industrial Trust, Inc.	573,500	19,573,555
Digital Realty Trust, Inc. (e)	386,100	27,131,247
Duke Realty LP	490,600	9,537,264
Equity Lifestyle Properties, Inc.	89,407	4,435,481
Equity Residential (SBI)	123,615	8,756,887
Essex Property Trust, Inc.	143,792	29,104,939
Excel Trust, Inc.	235,377	3,085,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	335,200	$ 19,867,304
Federal Realty Investment Trust (SBI)	166,408	22,075,685
FelCor Lodging Trust, Inc.	1,549,652	16,147,374
HCP, Inc.	815,539	36,536,147
Health Care REIT, Inc.	72,396	5,332,689
Highwoods Properties, Inc. (SBI)	60,300	2,602,548
Host Hotels & Resorts, Inc.	342,097	7,950,334
Kite Realty Group Trust	387,783	10,578,720
LaSalle Hotel Properties (SBI)	350,213	14,138,099
Lexington Corporate Properties Trust	497,500	5,472,500
New York (REIT), Inc.	294,200	3,162,650
Outfront Media, Inc.	75,700	2,048,442
Paramount Group, Inc.	151,800	2,853,840
Piedmont Office Realty Trust, Inc. Class A	764,991	14,381,831
Post Properties, Inc.	258,100	15,119,498
Prologis, Inc.	173,610	7,340,231
Public Storage	97,099	18,218,685
Ramco-Gershenson Properties Trust (SBI)	70,200	1,256,580
Realty Income Corp. (e)	175,800	8,167,668
Sabra Health Care REIT, Inc.	172,900	4,894,799
Senior Housing Properties Trust (SBI)	765,100	17,237,703
Simon Property Group, Inc.	387,215	70,008,472
SL Green Realty Corp.	250,573	29,101,548
Store Capital Corp.	541,900	11,304,034
Sun Communities, Inc.	103,982	6,123,500
Sunstone Hotel Investors, Inc.	367,700	5,886,877
Taubman Centers, Inc.	222,900	17,718,321
Terreno Realty Corp.	198,700	4,134,947
UDR, Inc.	658,700	20,274,786
Ventas, Inc.	232,339	16,623,855
Vornado Realty Trust	35,714	3,984,254
Washington Prime Group, Inc.	541,557	9,331,027
WP Carey, Inc.	195,800	13,341,812
		662,965,311
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	621,940	13,427,685
TOTAL FINANCIALS		927,336,543
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.0%
Biotechnology - 0.3%
Amgen, Inc.	72,500	$ 11,984,975
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc.	211,800	15,645,666
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	62,400	5,128,656
Pharmaceuticals - 8.3%
AbbVie, Inc.	751,500	52,003,800
Bristol-Myers Squibb Co.	433,200	25,580,460
Eli Lilly & Co.	367,400	25,027,288
GlaxoSmithKline PLC sponsored ADR	202,900	9,424,705
Johnson & Johnson	1,039,444	112,519,810
Merck & Co., Inc.	868,990	52,486,996
Novartis AG	99,097	9,582,925
Pfizer, Inc.	1,538,700	47,930,505
Roche Holding AG (participation certificate)	51,769	15,491,386
Sanofi SA sponsored ADR	297,500	14,366,275
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	7,139,594
		371,553,744
TOTAL HEALTH CARE		404,313,041
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	120,200	11,908,214
United Technologies Corp.	166,800	18,361,344
		30,269,558
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	373,400	41,044,128
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	154,300	5,346,495
Republic Services, Inc.	108,600	4,301,646
		9,648,141
Industrial Conglomerates - 0.8%
3M Co.	122,300	19,579,007
General Electric Co.	681,853	18,062,286
		37,641,293
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.4%
Caterpillar, Inc.	71,100	$ 7,152,660
Cummins, Inc.	60,100	8,751,762
		15,904,422
Road & Rail - 0.4%
CSX Corp.	440,800	16,084,792
TOTAL INDUSTRIALS		150,592,334
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,778,700	76,803,268
QUALCOMM, Inc.	59,100	4,308,390
		81,111,658
IT Services - 2.8%
Automatic Data Processing, Inc.	106,900	9,154,916
Fidelity National Information Services, Inc.	163,000	9,973,970
IBM Corp.	540,100	87,588,017
Paychex, Inc.	386,700	18,333,447
		125,050,350
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	1,163,400	43,336,650
Software - 1.7%
CDK Global, Inc.	34,866	1,327,349
Microsoft Corp.	1,411,400	67,479,034
Symantec Corp.	295,100	7,699,159
		76,505,542
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	204,300	24,297,399
EMC Corp.	577,658	17,531,920
		41,829,319
TOTAL INFORMATION TECHNOLOGY		367,833,519
MATERIALS - 1.4%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	329,100	23,497,740
LyondellBasell Industries NV Class A	158,300	12,483,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	67,900	$ 2,367,445
The Dow Chemical Co.	161,300	7,850,471
		46,199,194
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	231,300	6,210,405
SunCoke Energy Partners LP	103,630	2,815,627
		9,026,032
Paper & Forest Products - 0.2%
International Paper Co.	134,600	7,244,172
TOTAL MATERIALS		62,469,398
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	665,400	23,541,852
Verizon Communications, Inc.	469,935	23,774,012
		47,315,864
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,976,900	7,236,080
TOTAL TELECOMMUNICATION SERVICES		54,551,944
UTILITIES - 3.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	235,400	13,547,270
Exelon Corp.	177,000	6,402,090
IDACORP, Inc.	185,900	11,546,249
NextEra Energy, Inc.	68,000	7,098,520
NRG Yield, Inc. Class A	80,900	3,833,851
Pinnacle West Capital Corp.	168,692	10,666,395
PPL Corp.	654,700	23,261,491
Xcel Energy, Inc.	679,400	23,058,836
		99,414,702
Gas Utilities - 0.2%
Atmos Energy Corp.	140,400	7,539,480
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	191,500	5,080,495
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	558,300	$ 18,479,730
Sempra Energy	42,600	4,759,698
		23,239,428
TOTAL UTILITIES		135,274,105
TOTAL COMMON STOCKS (Cost $2,455,617,727)		2,982,195,161
Preferred Stocks - 10.7%

Convertible Preferred Stocks - 3.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	25,200	2,740,500
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (f)	77,400	6,293,588
FINANCIALS - 1.4%
Banks - 0.7%
Wells Fargo & Co. 7.50%	25,809	31,556,406
Real Estate Investment Trusts - 0.6%
American Tower Corp. Series A, 5.25% (a)	29,400	3,422,454
Crown Castle International Corp. Series A, 4.50%	157,000	16,642,000
Weyerhaeuser Co. Series A, 6.375%	89,500	5,246,938
		25,311,392
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 6.00%	208,400	4,455,592
TOTAL FINANCIALS		61,323,390
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	9,045,960
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
AmSurg Corp. Series A-1, 5.25%	79,600	$ 8,636,600
Kindred Healthcare, Inc. 7.50% (a)	2,800	2,845,388
		11,481,988
TOTAL HEALTH CARE		20,527,948
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	164,500	9,871,645
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA Series A, 5.75%	176,600	8,453,842
UTILITIES - 1.3%
Electric Utilities - 0.4%
Exelon Corp. 6.50%	192,000	10,020,480
NextEra Energy, Inc. 5.779%	138,100	7,768,125
		17,788,605
Gas Utilities - 0.1%
Laclede Group, Inc. 6.75% (a)	90,300	4,785,900
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. 5.375%	65,000	6,941,350
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 2.00% ZENS	249,400	16,444,813
Dominion Resources, Inc.:
6.375%	144,400	7,472,700
Series B, 6.00%	55,600	3,249,264
		27,166,777
TOTAL UTILITIES		56,682,632
TOTAL CONVERTIBLE PREFERRED STOCKS		165,893,545
Nonconvertible Preferred Stocks - 7.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,782,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.2%
Banks - 0.9%
BB&T Corp. Series E, 5.625%	125,000	$ 3,048,750
Citigroup, Inc. Series C, 5.80%	300,000	7,368,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,353,916
U.S. Bancorp:
Series A, 3.50%	11,890	9,773,580
Series H, 5.15%	40,000	950,000
		39,494,246
Capital Markets - 1.5%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,445,884
Goldman Sachs Group, Inc.:
5.95%	65,219	1,606,279
Series K, 6.375%	80,000	2,059,200
Morgan Stanley:
6.875%	200,000	5,386,000
Series I, 6.375% (a)	120,000	3,084,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,584,000
Northern Trust Corp. Series C, 5.85% (a)	500,000	12,625,000
State Street Corp. 6.00% (a)	351,000	8,782,020
		66,572,383
Consumer Finance - 1.4%
Ally Financial, Inc.:
7.00% (f)	41,122	41,277,495
Series A, 8.50%	477,300	12,667,542
Capital One Financial Corp. Series D, 6.70% (a)	160,000	4,083,200
Discover Financial Services Series B, 6.50%	200,000	5,062,000
		63,090,237
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
Insurance - 0.0%
MetLife, Inc. Series B, 6.50%	111,000	2,866,020
Real Estate Investment Trusts - 1.2%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,311,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,294,200
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Kimco Realty Corp. Series K, 5.625%	120,000	2,907,600
Public Storage:
Series Q, 6.50%	125,000	3,420,000
Series S, 5.90%	100,000	2,561,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series T, 5.75%	74,000	$ 1,864,060
Series V, 5.375%	250,000	5,980,000
Series W, 5.20%	150,000	3,582,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,874,740
SL Green Realty Corp. Series I, 6.50%	60,000	1,537,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,938,223
Vornado Realty Trust Series L, 5.40%	230,000	5,476,300
		55,328,423
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,906,540
TOTAL FINANCIALS		235,266,149
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,217,200
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,291,711
7.375%	70,000	1,859,900
Verizon Communications, Inc. 5.90%	370,828	9,637,820
		17,789,431
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duquesne Light Co. 6.50%	141,050	7,109,809
Gulf Power Co. 5.60%	30,000	2,854,362
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,787,800
Series H, 5.625%	70,000	1,764,000
Series I, 5.125%	377,500	8,663,625
Series J, 5.00%	205,000	4,661,700
SCE Trust I 5.625%	409,500	10,196,550
SCE Trust II 5.10%	15,000	351,150
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
5.349%	44,479	$ 4,527,517
Series D, 6.50%	54,900	5,656,418
		52,572,931
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,557
TOTAL UTILITIES		52,591,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS		313,646,868
TOTAL PREFERRED STOCKS (Cost $441,987,768)		479,540,413
Investment Companies - 0.7%

iShares S&P 500 Index ETF (Cost $31,629,290)	158,300	33,018,214
Bank Loan Obligations - 0.8%
	Principal Amount (j)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9831% 5/1/18 (i)	$ 16,132,050	16,091,720
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,439,847	5,358,249
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	13,244,902	13,211,790
TOTAL BANK LOAN OBLIGATIONS (Cost $34,893,878)		34,661,759
Preferred Securities - 2.5%
	Principal Amount (j)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 975,000	$ 1,025,484
FINANCIALS - 2.5%
Banks - 1.6%
Bank of America Corp.:
6.25% (g)(i)	4,895,000	4,940,992
6.5% 12/31/49 (g)(i)	4,000,000	4,142,857
Citigroup, Inc. 5.8% (g)(i)	4,000,000	4,029,052
JPMorgan Chase & Co.:
5.15% (g)(i)	15,000,000	14,426,519
6.1% (g)(i)	4,000,000	4,096,274
6.75% (g)(i)	10,000,000	10,873,777
7.9% (g)(i)	6,250,000	6,828,469
PNC Preferred Funding Trust I 1.8841% (f)(g)(i)	3,450,000	3,345,327
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,379,892
USB Capital IX 3.5% (g)(i)	8,625,000	7,025,661
Wachovia Capital Trust III 5.5698% (g)(i)	8,091,000	7,924,431
		73,013,251
Capital Markets - 0.5%
Goldman Sachs Capital II 4% (g)(i)	7,653,000	5,788,432
Goldman Sachs Capital III 4% (g)(i)	18,715,000	14,149,060
		19,937,492
Diversified Financial Services - 0.4%
General Electric Capital Corp.:
5.25% (g)(i)	5,000,000	5,146,209
7.125% (g)(i)	10,000,000	12,003,996
		17,150,205
TOTAL FINANCIALS		110,100,948
TOTAL PREFERRED SECURITIES (Cost $105,359,468)		111,126,432
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	165,087,641	$ 165,087,641
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,195,625	37,195,625
TOTAL MONEY MARKET FUNDS (Cost $202,283,266)		202,283,266
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,918,552,457)		4,497,718,078
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,508,499)
NET ASSETS - 100%		$ 4,491,209,579
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
612 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 63,228,780	$ 1,053,771

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,542,819 or 5.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,969,952.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Amount stated in United States Dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,177
Fidelity Securities Lending Cash Central Fund	165,898
Total	$ 331,075
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,381,097	$ 154,381,097	$ -	$ -
Consumer Staples	428,420,981	422,127,393	6,293,588	-
Energy	310,838,887	310,838,887	-	-
Financials	1,223,926,082	1,168,862,857	55,063,225	-
Health Care	424,840,989	391,130,078	33,710,911	-
Industrials	163,681,179	163,681,179	-	-
Information Technology	367,833,519	367,833,519	-	-
Materials	62,469,398	62,469,398	-	-
Telecommunication Services	80,795,217	73,559,137	7,236,080	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 244,548,225	$ 212,482,823	$ 32,065,402	$ -
Corporate Bonds	651,922,881	-	651,922,881	-
U.S. Government and Government Agency Obligations	2,969,952	-	2,969,952	-
Investment Companies	33,018,214	33,018,214	-	-
Bank Loan Obligations	34,661,759	-	34,661,759	-
Preferred Securities	111,126,432	-	111,126,432	-
Money Market Funds	202,283,266	202,283,266	-	-
Total Investments in Securities:	$ 4,497,718,078	$ 3,562,667,848	$ 935,050,230	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,053,771	$ 1,053,771	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,053,771	$ -
Total Value of Derivatives	$ 1,053,771	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.8%
BBB	3.2%
BB	4.8%
B	4.6%
CCC,CC,C	0.9%
Not Rated	3.5%
Equities	77.8%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value (including securities loaned of $36,031,102) - See accompanying schedule: Unaffiliated issuers (cost $3,716,269,191)	$ 4,295,434,812
Fidelity Central Funds (cost $202,283,266)	202,283,266
Total Investments (cost $3,918,552,457)		$ 4,497,718,078
Cash		14,920,492
Receivable for investments sold		15,549,325
Receivable for fund shares sold		3,712,455
Dividends receivable		10,735,639
Interest receivable		6,527,083
Distributions receivable from Fidelity Central Funds		29,464
Prepaid expenses		12,439
Other receivables		26,430
Total assets		4,549,231,405

Liabilities
Payable for investments purchased	$ 14,372,847
Payable for fund shares redeemed	2,944,033
Accrued management fee	2,026,627
Distribution and service plan fees payable	519,701
Payable for daily variation margin for derivative instruments	183,600
Other affiliated payables	673,633
Other payables and accrued expenses	105,760
Collateral on securities loaned, at value	37,195,625
Total liabilities		58,021,826

Net Assets		$ 4,491,209,579
Net Assets consist of:
Paid in capital		$ 3,621,529,851
Undistributed net investment income		30,661,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,833,977
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		580,184,573
Net Assets		$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($648,239,140 ÷ 41,924,983 shares)	$ 15.46

Maximum offering price per share (100/94.25 of $15.46)	$ 16.40
Class T: Net Asset Value and redemption price per share ($226,562,758 ÷ 14,660,760 shares)	$ 15.45

Maximum offering price per share (100/96.50 of $15.45)	$ 16.01
Class B: Net Asset Value and offering price per share ($8,183,346 ÷ 529,518 shares)A	$ 15.45

Class C: Net Asset Value and offering price per share ($351,653,687 ÷ 22,842,867 shares)A	$ 15.39

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,920,814,631 ÷ 187,935,313 shares)	$ 15.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($335,756,017 ÷ 21,642,294 shares)	$ 15.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Dividends		$ 105,052,025
Special dividends		14,974,415
Interest		28,435,977
Income from Fidelity Central Funds		331,075
Total income		148,793,492

Expenses
Management fee	$ 22,121,608
Transfer agent fees	6,715,306
Distribution and service plan fees	5,462,964
Accounting and security lending fees	1,046,525
Custodian fees and expenses	76,271
Independent trustees' compensation	16,539
Registration fees	273,825
Audit	92,804
Legal	12,388
Miscellaneous	28,787
Total expenses before reductions	35,847,017
Expense reductions	(129,856)	35,717,161
Net investment income (loss)		113,076,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	288,988,484
Foreign currency transactions	1,738
Total net realized gain (loss)		288,990,222
Change in net unrealized appreciation (depreciation) on: Investment securities	150,468,408
Assets and liabilities in foreign currencies	(43,347)
Futures contracts	1,053,771
Total change in net unrealized appreciation (depreciation)		151,478,832
Net gain (loss)		440,469,054
Net increase (decrease) in net assets resulting from operations		$ 553,545,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,076,331	$ 89,383,939
Net realized gain (loss)	288,990,222	225,199,175
Change in net unrealized appreciation (depreciation)	151,478,832	242,088,127
Net increase (decrease) in net assets resulting from operations	553,545,385	556,671,241
Distributions to shareholders from net investment income	(99,199,882)	(84,894,576)
Distributions to shareholders from net realized gain	(55,333,769)	-
Total distributions	(154,533,651)	(84,894,576)
Share transactions - net increase (decrease)	294,214,188	351,154,912
Total increase (decrease) in net assets	693,225,922	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $30,661,178 and undistributed net investment income of $18,296,243, respectively)	$ 4,491,209,579	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) C	.39F	.31	.31	.30	.23G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.34) I	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnA, B	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets D, H
Expenses before reductions	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.68%F	2.28%	2.60%	2.76%	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) C	.35F	.27	.28	.27	.21G
Net realized and unrealized gain (loss)	1.60	1.77	1.44	.56	1.05
Total from investment operations	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.31) I	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnA, B	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.42%F	2.02%	2.34%	2.52%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) C	.27F	.19	.21	.21	.16G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.21) I	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnA, B	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets D, H
Expenses before reductions	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.85%F	1.44%	1.78%	1.97%	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) C	.28F	.20	.22	.22	.16G
Net realized and unrealized gain (loss)	1.59	1.77	1.44	.55	1.05
Total from investment operations	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.24) I	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnA, B	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets D, H
Expenses before reductions	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.92%F	1.53%	1.85%	2.02%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.61	1.78	1.45	.56	1.05
Total from investment operations	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.38) H	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnA	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets C, G
Expenses before reductions	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.96%E	2.56%	2.89%	3.06%	2.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.60	1.78	1.46	.55	1.06
Total from investment operations	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.38) H	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnA	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets C, G
Expenses before reductions	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.94%E	2.55%	2.88%	3.07%	2.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 628,580,740
Gross unrealized depreciation	(58,497,995)
Net unrealized appreciation (depreciation) on securities	$ 570,082,745

Tax Cost	$ 3,927,635,333

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,218,866
Undistributed long-term capital gain	$ 255,033,884
Net unrealized appreciation (depreciation) on securities and other investments	$ 570,047,926

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ 99,199,882	$ 84,894,576
Long-term Capital Gains	55,333,769	-
Total	$ 154,533,651	$ 84,894,576

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $1,053,771 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,416,136,934 and $2,255,758,426, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 1,447,713	$ 44,179
Class T	.25%	.25%	978,102	-
Class B	.75%	.25%	99,273	74,516
Class C	.75%	.25%	2,937,876	649,175
			$ 5,462,964	$ 767,870

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 294,344
Class T	68,477
Class B*	4,410
Class C*	32,757
$ 399,988

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,091,582.19
Class T	384,709.20
Class B	26,521.27
Class C	583,768.20
Strategic Dividend and Income	4,155,398.16
Institutional Class	473,328.17
	$ 6,715,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,421 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165,898, including $10,126 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $119,296 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $138.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,422.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2014	2013
From net investment income
Class A	$ 13,559,959	$ 10,120,177
Class T	4,072,749	2,956,049
Class B	152,413	177,929
Class C	4,781,516	3,025,398
Strategic Dividend and Income	69,694,249	63,285,770
Institutional Class	6,938,996	5,329,253
Total	$ 99,199,882	$ 84,894,576
From net realized gain
Class A	$ 7,846,336	$ -
Class T	2,541,036	-
Class B	172,677	-
Class C	3,806,533	-
Strategic Dividend and Income	37,341,504	-
Institutional Class	3,625,683	-
Total	$ 55,333,769	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class A
Shares sold	11,866,330	18,683,613	$ 173,633,126	$ 249,130,521
Reinvestment of distributions	1,330,070	624,505	18,839,208	8,184,328
Shares redeemed	(9,084,861)	(10,385,619)	(132,112,070)	(138,868,091)
Net increase (decrease)	4,111,539	8,922,499	$ 60,360,264	$ 118,446,758
Class T
Shares sold	4,410,840	5,180,462	$ 64,417,078	$ 69,025,969
Reinvestment of distributions	433,378	203,617	6,127,810	2,666,035
Shares redeemed	(2,637,920)	(3,012,495)	(38,205,613)	(40,049,362)
Net increase (decrease)	2,206,298	2,371,584	$ 32,339,275	$ 31,642,642
Class B
Shares sold	63,103	181,589	$ 913,256	$ 2,409,278
Reinvestment of distributions	20,264	11,527	283,704	149,790
Shares redeemed	(404,427)	(485,149)	(5,875,260)	(6,427,856)
Net increase (decrease)	(321,060)	(292,033)	$ (4,678,300)	$ (3,868,788)

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class C
Shares sold	7,158,259	9,216,026	$ 104,198,642	$ 122,907,375
Reinvestment of distributions	534,555	191,317	7,518,607	2,508,939
Shares redeemed	(3,021,008)	(2,743,169)	(43,661,560)	(36,568,038)
Net increase (decrease)	4,671,806	6,664,174	$ 68,055,689	$ 88,848,276
Strategic Dividend and Income
Shares sold	40,428,947	84,308,226	$ 593,910,146	$ 1,117,201,514
Reinvestment of distributions	6,806,104	4,395,083	96,721,198	57,704,962
Shares redeemed	(42,540,657)	(83,529,229)	(615,164,613)	(1,123,575,306)
Net increase (decrease)	4,694,394	5,174,080	$ 75,466,731	$ 51,331,170
Institutional Class
Shares sold	8,267,802	11,198,221	$ 122,019,925	$ 148,858,109
Reinvestment of distributions	474,725	250,170	6,745,227	3,295,370
Shares redeemed	(4,571,966)	(6,472,819)	(66,094,623)	(87,398,625)
Net increase (decrease)	4,170,561	4,975,572	$ 62,670,529	$ 64,754,854

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/15/14	12/12/14	$0.116	$0.705
Class A	01/20/15	01/16/15	$0.000	$0.209
Class T	12/15/14	12/12/14	$0.105	$0.705
Class T	01/20/15	01/16/15	$0.000	$0.209
Class B	12/15/14	12/12/14	$0.080	$0.705
Class B	01/20/15	01/16/15	$0.000	$0.209
Class C	12/15/14	12/12/14	$0.860	$0.705
Class C	01/20/15	01/16/15	$0.000	$0.209

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2014 $255,033,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 15%, 79%, 81%, and 82%; Class T designates 16%, 85%, 92%, and 93%; Class B designates 23%, 100%, 100%, and 100%; and Class C designates 21%, 100%, 100%, and 100%; of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 16%, 100%, 100%, and 100%; Class T designates 17%, 100%, 100%, and 100%; Class B designates 24%, 100%, 100%, and 100%; and Class C designates 22%, 100%, 100%, and 100%; of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDI-UANN-0115
1.802529.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Annual Report

November 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	14.87%	14.44%	7.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Institutional Class on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The pace of global economic growth remained slow and steady for the 12-month period ending November 30, 2014, led by favorable trends in the U.S. and most other developed economies. A tough winter season temporarily stifled the pace of U.S. economic activity early in the period and inventory levels rose; however, a healthy corporate backdrop and improving credit cycle, among other positive macroeconomic factors, helped boost riskier assets. Among the asset classes that constitute the Fidelity Strategic Dividend & Income Composite IndexSM, real estate investment trusts (REITs) notched by far the biggest gain. The FTSE® NAREIT® Equity REITs Index rose 28.04% for the 12-month period, bolstered by relatively steady interest rates and improving fundamentals for REITs, including positive supply/demand dynamics. Large-cap dividend-paying equities benefited from investors' increased appetite for income-oriented securities as bond yields declined. Accordingly, the MSCI USA High Dividend Yield Index advanced 17.52%. High-quality preferred stocks, which are interest rate sensitive, benefited as investors' concern about rising rates began to subside in the first half of the period, and The BofA Merrill LynchSM Fixed Rate Preferred Securities Index returned 13.72%. Convertible securities also notched a double-digit gain, with The BofA Merrill LynchSM All US Convertibles Index rising 12.44%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Dividend & Income® Fund: For the year, the fund's Institutional Class shares returned 14.87%, underperforming the 17.67% result of the Fidelity Strategic Dividend & Income Composite IndexSM. Our asset allocation decisions in aggregate had a modest negative impact on relative results. An on-average overweighting in dividend-paying equities, which made up 50% of the Composite benchmark, proved a detractor when the asset class underperformed. Meanwhile, our positioning in convertibles was a minor plus. We started the period with an overweighting there, but dialed back our position to an underweighting by period end. Looking at security selection within the individual subportfolios, the fund's convertible securities sleeve underperformed its benchmark, primarily due to security selection in the information technology and industrials sectors. The preferreds subportfolio, also hurt results, mainly a result of security selection in diversified financial services, health care and cable/satellite TV. On the flip side, the REIT equities sleeve lifted relative performance. Here, strong security selection in office and apartment REITs were the main contributors to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,056.20	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.28%
Actual		$ 1,000.00	$ 1,055.00	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.85%
Actual		$ 1,000.00	$ 1,052.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,052.10	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Strategic Dividend and Income	.74%
Actual		$ 1,000.00	$ 1,058.00	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,057.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.5	2.6
Exxon Mobil Corp.	2.5	1.9
Procter & Gamble Co.	2.4	2.1
Chevron Corp.	2.4	2.7
IBM Corp.	2.0	0.0
Cisco Systems, Inc.	1.7	1.7
Simon Property Group, Inc.	1.6	1.7
Microsoft Corp.	1.5	3.0
PepsiCo, Inc.	1.4	1.1
The Coca-Cola Co.	1.2	1.4
	19.2
Top Five Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.2	33.7
Information Technology	11.2	13.0
Health Care	11.1	10.6
Consumer Staples	10.3	8.1
Energy	8.2	8.7
Asset Allocation (% of fund's net assets)
As of November 30, 2014*		As of May 31, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 65.3%
	Preferred Stocks 10.7%		Preferred Stocks 10.4%
	Convertible Bonds 7.9%		Convertible Bonds 9.9%
	Other Investments 10.6%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	4.5%	** Foreign investments	5.5%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
		Principal Amount (j)	Value
Convertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		$ 2,810,000	$ 2,946,988
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15		5,210,000	6,541,806
Household Durables - 0.5%
Lennar Corp. 3.25% 11/15/21 (f)		6,090,000	12,419,794
M/I Homes, Inc. 3% 3/1/18		5,630,000	5,781,306
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,830,538
			21,031,638
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23 (f)		2,800,000	2,807,000
3.5% 1/15/31		13,610,000	7,523,608
			10,330,608
TOTAL CONSUMER DISCRETIONARY			40,851,040
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (i)		12,893,000	18,185,577
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	18,476,938
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		6,730,000	4,967,581
Peabody Energy Corp. 4.75% 12/15/41		15,612,000	9,513,563
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		13,770,000	13,047,075
Ship Finance International Ltd. 3.25% 2/1/18		10,990,000	11,540,379
			57,545,536
FINANCIALS - 0.6%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	6,920,125
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,760,000	17,025,100
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		3,600,000	3,528,000
TOTAL FINANCIALS			27,473,225
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
HEALTH CARE - 1.1%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21		$ 2,070,000	$ 2,230,425
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18		5,840,000	6,796,300
1.875% 9/1/20		5,910,000	7,121,550
			16,148,275
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		13,609,000	15,777,934
WellPoint, Inc. 2.75% 10/15/42		6,350,000	11,148,219
			26,926,153
Pharmaceuticals - 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		5,440,000	6,385,200
TOTAL HEALTH CARE			49,459,628
INDUSTRIALS - 0.1%
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		3,430,000	3,421,425
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (f)		2,760,000	3,179,175
InterDigital, Inc. 2.5% 3/15/16		17,980,000	19,553,250
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	12,206,250
			34,938,675
Internet Software & Services - 0.1%
Blucora, Inc. 4.25% 4/1/19		1,830,000	1,767,963
VeriSign, Inc. 4.086% 8/15/37 (i)		2,510,000	4,516,431
			6,284,394
IT Services - 0.1%
Euronet Worldwide, Inc. 1.5% 10/1/44 (f)		2,200,000	2,301,750
Semiconductors & Semiconductor Equipment - 0.7%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		6,170,000	5,618,556
GT Advanced Technologies, Inc.:
3% 10/1/17		6,845,000	2,874,900
3% 12/15/20		13,470,000	5,657,400
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 3.25% 8/1/39		$ 7,310,000	$ 13,130,588
Microchip Technology, Inc. 2.125% 12/15/37		3,480,000	6,218,325
			33,499,769
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		16,090,000	15,778,256
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,600,000	4,919,125
TiVo, Inc.:
2% 10/1/21 (f)		9,090,000	8,669,588
4% 3/15/16 (f)		4,730,000	5,749,906
			35,116,875
TOTAL INFORMATION TECHNOLOGY			112,141,463
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)		20,860,000	21,172,900
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 7% 3/15/15		4,040,000	7,410,875
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (f)		13,670,000	15,296,730
TOTAL CONVERTIBLE BONDS			352,958,399
Nonconvertible Bonds - 6.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.0%
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	803,944
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,280,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (f)		1,270,000	1,317,625
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,800,800
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 14,600,000	$ 15,202,250
8.125% 4/30/20		5,000,000	5,300,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		2,650,000	2,749,375
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		7,145,000	7,859,500
			38,911,925
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		7,770,000	7,245,525
TOTAL CONSUMER DISCRETIONARY			51,559,019
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		3,760,000	3,872,800
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		10,995,000	11,792,138
TOTAL CONSUMER STAPLES			15,664,938
FINANCIALS - 2.9%
Banks - 1.8%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	11,218,350
CIT Group, Inc. 4.75% 2/15/15 (f)		3,610,000	3,628,050
Corestates Capital II 0.8806% 1/15/27 (f)(i)		3,000,000	2,610,000
Corestates Capital III 0.8021% 2/15/27 (f)(i)		3,960,000	3,445,200
First Maryland Capital I 1.2306% 1/15/27 (i)		2,500,000	2,225,000
First Maryland Capital II 1.0824% 2/1/27 (i)		4,100,000	3,649,000
JPMorgan Chase Capital XIII 1.1831% 9/30/34 (i)		2,750,000	2,328,906
JPMorgan Chase Capital XXI 1.1824% 1/15/87 (i)		12,500,000	10,375,000
PNC Capital Trust C 0.8036% 6/1/28 (i)		9,000,000	7,650,000
Wachovia Capital Trust II 0.7306% 1/15/27 (i)		32,014,000	27,852,180
Wells Fargo Capital II 0.7326% 1/30/27 (i)		5,930,000	5,159,100
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			82,531,911
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - 0.4%
Chase Capital II 0.7324% 2/1/27 (i)		$ 7,900,000	$ 6,731,590
Chase Capital Trust VI 0.8574% 8/1/28 (i)		5,000,000	4,260,500
JPMorgan Chase Capital XXIII 1.2321% 5/15/47 (i)		2,500,000	2,006,250
Lehman Brothers Holdings, Inc. 0% (d)(i)		1,000,000	0
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)		2,570,000	2,634,250
			15,632,590
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,643,750
			10,359,675
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.2306% 4/15/27 (i)		2,500,000	2,175,000
ILFC E-Capital Trust I 4.84% 12/21/65 (f)(i)		16,530,000	15,744,825
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,257,000
			22,176,825
TOTAL FINANCIALS			130,701,001
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 4.25% 10/15/19		7,000,000	7,035,000
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,251,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		1,205,000	1,259,225
			10,545,825
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		4,310,000	4,396,200
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
8.75% 12/1/20		7,062,000	6,214,560
8.75% 12/1/20 (f)		1,485,000	1,306,800
			7,521,360
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 854,813
8.625% 9/15/15		5,000,000	5,250,000
8.875% 9/1/17		3,000,000	3,431,250
			9,536,063
TOTAL INDUSTRIALS			21,453,623
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		5,015,000	4,363,050
Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.:
5.4% 9/10/40		1,000,000	840,000
6.5% 4/15/38		4,440,000	4,084,800
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)		7,100,000	7,444,350
			12,369,150
TOTAL INFORMATION TECHNOLOGY			16,732,200
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)		535,000	530,157
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,930,000	4,942,325
TOTAL MATERIALS			5,472,482
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Altice Financing SA 6.5% 1/15/22 (f)		7,600,000	7,676,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	8,639,063
8.75% 3/15/32		7,525,000	7,910,656
			24,225,719
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23		$ 11,245,000	$ 11,076,325
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	605,475
			11,681,800
TOTAL TELECOMMUNICATION SERVICES			35,907,519
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,866,525
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,061,350
TOTAL UTILITIES			10,927,875
TOTAL NONCONVERTIBLE BONDS			298,964,482
TOTAL CORPORATE BONDS (Cost $643,811,186)			651,922,881
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 2/5/15 to 2/26/15 (h) (Cost $2,969,874)		2,970,000	2,969,952
Common Stocks - 66.4%
	Shares
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.2%
Ford Motor Co.	695,447	10,939,381
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	8,056,780
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	152,000	8,662,480
DineEquity, Inc.	28,871	2,867,756
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	227,500	$ 22,024,275
Wyndham Worldwide Corp.	61,700	5,143,312
		38,697,823
Media - 0.9%
Comcast Corp. Class A	470,000	26,808,800
Sinclair Broadcast Group, Inc. Class A (e)	168,200	4,904,712
Time Warner, Inc.	105,700	8,997,184
		40,710,696
Multiline Retail - 0.7%
Target Corp.	405,200	29,984,800
Specialty Retail - 0.2%
Foot Locker, Inc.	69,100	3,958,739
H&M Hennes & Mauritz AB (B Shares)	135,912	5,821,766
		9,780,505
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	226,000	8,389,120
VF Corp.	67,600	5,081,492
		13,470,612
TOTAL CONSUMER DISCRETIONARY		151,640,597
CONSUMER STAPLES - 9.4%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	79,400	9,289,006
PepsiCo, Inc.	606,800	60,740,680
SABMiller PLC	73,700	4,102,855
The Coca-Cola Co.	1,226,100	54,966,063
		129,098,604
Food & Staples Retailing - 1.1%
CVS Health Corp.	132,100	12,068,656
Wal-Mart Stores, Inc.	279,000	24,423,660
Walgreen Co.	147,700	10,133,697
		46,626,013
Food Products - 0.5%
ConAgra Foods, Inc.	377,800	13,797,256
Kellogg Co.	145,600	9,646,000
		23,443,256
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Procter & Gamble Co.	1,207,058	$ 109,154,255
Tobacco - 2.5%
Altria Group, Inc.	757,100	38,051,846
British American Tobacco PLC sponsored ADR	118,000	13,944,060
Philip Morris International, Inc.	599,418	52,107,407
Reynolds American, Inc.	147,200	9,701,952
		113,805,265
TOTAL CONSUMER STAPLES		422,127,393
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP	41,200	1,140,828
Chevron Corp.	982,800	106,997,436
Dominion Midstream Partners LP	192,028	5,962,469
Enterprise Products Partners LP	274,000	10,231,160
Exxon Mobil Corp.	1,240,000	112,269,600
Imperial Oil Ltd.	87,700	3,842,387
Kinder Morgan Holding Co. LLC (e)	417,300	17,255,355
Markwest Energy Partners LP	98,700	7,013,622
MPLX LP	65,400	4,343,214
Phillips 66 Partners LP	101,550	6,321,488
Plains GP Holdings LP Class A	394,700	10,254,306
PrairieSky Royalty Ltd.	46,400	1,394,232
QEP Midstream Partners LP	87,100	1,397,955
Suncor Energy, Inc.	175,500	5,549,698
Targa Resources Corp.	28,500	3,252,990
Tesoro Logistics LP	31,500	1,804,005
Valero Energy Partners LP	26,308	1,097,570
Western Gas Partners LP	25,000	1,773,250
Williams Partners LP	80,300	4,154,722
		306,056,287
FINANCIALS - 20.6%
Banks - 2.3%
Community Trust Bancorp, Inc.	127,200	4,602,096
CVB Financial Corp.	307,700	4,667,809
JPMorgan Chase & Co.	372,200	22,391,552
M&T Bank Corp.	105,600	13,307,712
PacWest Bancorp	153,300	7,128,450
Prosperity Bancshares, Inc.	75,300	4,230,354
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	951,400	$ 9,580,598
Svenska Handelsbanken AB (A Shares)	122,700	5,993,032
U.S. Bancorp	359,200	15,876,640
Valley National Bancorp	455,200	4,433,648
Wells Fargo & Co.	253,800	13,827,024
		106,038,915
Capital Markets - 1.5%
BlackRock, Inc. Class A	66,100	23,735,188
Carlyle Group LP	256,300	7,337,869
KKR & Co. LP	572,900	12,764,212
The Blackstone Group LP	747,900	25,069,608
		68,906,877
Consumer Finance - 0.1%
Capital One Financial Corp.	58,500	4,867,200
Insurance - 1.6%
ACE Ltd.	70,500	8,060,970
Arthur J. Gallagher & Co.	238,500	11,436,075
MetLife, Inc.	403,300	22,427,513
The Travelers Companies, Inc.	220,200	22,999,890
Zurich Insurance Group AG	19,804	6,206,107
		71,130,555
Real Estate Investment Trusts - 14.8%
Acadia Realty Trust (SBI)	83,200	2,659,072
Alexandria Real Estate Equities, Inc.	281,444	24,181,668
American Campus Communities, Inc.	422,000	16,880,000
American Realty Capital Properties, Inc.	664,800	6,249,120
Ashford Hospitality Prime, Inc.	289,300	5,077,215
AvalonBay Communities, Inc.	68,040	10,940,152
Boston Properties, Inc.	280,996	36,428,321
Cedar Shopping Centers, Inc.	714,159	4,849,140
Chatham Lodging Trust	140,200	3,751,752
Corrections Corp. of America	155,454	5,635,208
Cousins Properties, Inc.	120,240	1,471,738
DCT Industrial Trust, Inc.	573,500	19,573,555
Digital Realty Trust, Inc. (e)	386,100	27,131,247
Duke Realty LP	490,600	9,537,264
Equity Lifestyle Properties, Inc.	89,407	4,435,481
Equity Residential (SBI)	123,615	8,756,887
Essex Property Trust, Inc.	143,792	29,104,939
Excel Trust, Inc.	235,377	3,085,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	335,200	$ 19,867,304
Federal Realty Investment Trust (SBI)	166,408	22,075,685
FelCor Lodging Trust, Inc.	1,549,652	16,147,374
HCP, Inc.	815,539	36,536,147
Health Care REIT, Inc.	72,396	5,332,689
Highwoods Properties, Inc. (SBI)	60,300	2,602,548
Host Hotels & Resorts, Inc.	342,097	7,950,334
Kite Realty Group Trust	387,783	10,578,720
LaSalle Hotel Properties (SBI)	350,213	14,138,099
Lexington Corporate Properties Trust	497,500	5,472,500
New York (REIT), Inc.	294,200	3,162,650
Outfront Media, Inc.	75,700	2,048,442
Paramount Group, Inc.	151,800	2,853,840
Piedmont Office Realty Trust, Inc. Class A	764,991	14,381,831
Post Properties, Inc.	258,100	15,119,498
Prologis, Inc.	173,610	7,340,231
Public Storage	97,099	18,218,685
Ramco-Gershenson Properties Trust (SBI)	70,200	1,256,580
Realty Income Corp. (e)	175,800	8,167,668
Sabra Health Care REIT, Inc.	172,900	4,894,799
Senior Housing Properties Trust (SBI)	765,100	17,237,703
Simon Property Group, Inc.	387,215	70,008,472
SL Green Realty Corp.	250,573	29,101,548
Store Capital Corp.	541,900	11,304,034
Sun Communities, Inc.	103,982	6,123,500
Sunstone Hotel Investors, Inc.	367,700	5,886,877
Taubman Centers, Inc.	222,900	17,718,321
Terreno Realty Corp.	198,700	4,134,947
UDR, Inc.	658,700	20,274,786
Ventas, Inc.	232,339	16,623,855
Vornado Realty Trust	35,714	3,984,254
Washington Prime Group, Inc.	541,557	9,331,027
WP Carey, Inc.	195,800	13,341,812
		662,965,311
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	621,940	13,427,685
TOTAL FINANCIALS		927,336,543
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.0%
Biotechnology - 0.3%
Amgen, Inc.	72,500	$ 11,984,975
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc.	211,800	15,645,666
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	62,400	5,128,656
Pharmaceuticals - 8.3%
AbbVie, Inc.	751,500	52,003,800
Bristol-Myers Squibb Co.	433,200	25,580,460
Eli Lilly & Co.	367,400	25,027,288
GlaxoSmithKline PLC sponsored ADR	202,900	9,424,705
Johnson & Johnson	1,039,444	112,519,810
Merck & Co., Inc.	868,990	52,486,996
Novartis AG	99,097	9,582,925
Pfizer, Inc.	1,538,700	47,930,505
Roche Holding AG (participation certificate)	51,769	15,491,386
Sanofi SA sponsored ADR	297,500	14,366,275
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	7,139,594
		371,553,744
TOTAL HEALTH CARE		404,313,041
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	120,200	11,908,214
United Technologies Corp.	166,800	18,361,344
		30,269,558
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	373,400	41,044,128
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	154,300	5,346,495
Republic Services, Inc.	108,600	4,301,646
		9,648,141
Industrial Conglomerates - 0.8%
3M Co.	122,300	19,579,007
General Electric Co.	681,853	18,062,286
		37,641,293
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.4%
Caterpillar, Inc.	71,100	$ 7,152,660
Cummins, Inc.	60,100	8,751,762
		15,904,422
Road & Rail - 0.4%
CSX Corp.	440,800	16,084,792
TOTAL INDUSTRIALS		150,592,334
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,778,700	76,803,268
QUALCOMM, Inc.	59,100	4,308,390
		81,111,658
IT Services - 2.8%
Automatic Data Processing, Inc.	106,900	9,154,916
Fidelity National Information Services, Inc.	163,000	9,973,970
IBM Corp.	540,100	87,588,017
Paychex, Inc.	386,700	18,333,447
		125,050,350
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	1,163,400	43,336,650
Software - 1.7%
CDK Global, Inc.	34,866	1,327,349
Microsoft Corp.	1,411,400	67,479,034
Symantec Corp.	295,100	7,699,159
		76,505,542
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	204,300	24,297,399
EMC Corp.	577,658	17,531,920
		41,829,319
TOTAL INFORMATION TECHNOLOGY		367,833,519
MATERIALS - 1.4%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	329,100	23,497,740
LyondellBasell Industries NV Class A	158,300	12,483,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	67,900	$ 2,367,445
The Dow Chemical Co.	161,300	7,850,471
		46,199,194
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	231,300	6,210,405
SunCoke Energy Partners LP	103,630	2,815,627
		9,026,032
Paper & Forest Products - 0.2%
International Paper Co.	134,600	7,244,172
TOTAL MATERIALS		62,469,398
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	665,400	23,541,852
Verizon Communications, Inc.	469,935	23,774,012
		47,315,864
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,976,900	7,236,080
TOTAL TELECOMMUNICATION SERVICES		54,551,944
UTILITIES - 3.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	235,400	13,547,270
Exelon Corp.	177,000	6,402,090
IDACORP, Inc.	185,900	11,546,249
NextEra Energy, Inc.	68,000	7,098,520
NRG Yield, Inc. Class A	80,900	3,833,851
Pinnacle West Capital Corp.	168,692	10,666,395
PPL Corp.	654,700	23,261,491
Xcel Energy, Inc.	679,400	23,058,836
		99,414,702
Gas Utilities - 0.2%
Atmos Energy Corp.	140,400	7,539,480
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	191,500	5,080,495
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	558,300	$ 18,479,730
Sempra Energy	42,600	4,759,698
		23,239,428
TOTAL UTILITIES		135,274,105
TOTAL COMMON STOCKS (Cost $2,455,617,727)		2,982,195,161
Preferred Stocks - 10.7%

Convertible Preferred Stocks - 3.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	25,200	2,740,500
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (f)	77,400	6,293,588
FINANCIALS - 1.4%
Banks - 0.7%
Wells Fargo & Co. 7.50%	25,809	31,556,406
Real Estate Investment Trusts - 0.6%
American Tower Corp. Series A, 5.25% (a)	29,400	3,422,454
Crown Castle International Corp. Series A, 4.50%	157,000	16,642,000
Weyerhaeuser Co. Series A, 6.375%	89,500	5,246,938
		25,311,392
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 6.00%	208,400	4,455,592
TOTAL FINANCIALS		61,323,390
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	9,045,960
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
AmSurg Corp. Series A-1, 5.25%	79,600	$ 8,636,600
Kindred Healthcare, Inc. 7.50% (a)	2,800	2,845,388
		11,481,988
TOTAL HEALTH CARE		20,527,948
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	164,500	9,871,645
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA Series A, 5.75%	176,600	8,453,842
UTILITIES - 1.3%
Electric Utilities - 0.4%
Exelon Corp. 6.50%	192,000	10,020,480
NextEra Energy, Inc. 5.779%	138,100	7,768,125
		17,788,605
Gas Utilities - 0.1%
Laclede Group, Inc. 6.75% (a)	90,300	4,785,900
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. 5.375%	65,000	6,941,350
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 2.00% ZENS	249,400	16,444,813
Dominion Resources, Inc.:
6.375%	144,400	7,472,700
Series B, 6.00%	55,600	3,249,264
		27,166,777
TOTAL UTILITIES		56,682,632
TOTAL CONVERTIBLE PREFERRED STOCKS		165,893,545
Nonconvertible Preferred Stocks - 7.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,782,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.2%
Banks - 0.9%
BB&T Corp. Series E, 5.625%	125,000	$ 3,048,750
Citigroup, Inc. Series C, 5.80%	300,000	7,368,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,353,916
U.S. Bancorp:
Series A, 3.50%	11,890	9,773,580
Series H, 5.15%	40,000	950,000
		39,494,246
Capital Markets - 1.5%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,445,884
Goldman Sachs Group, Inc.:
5.95%	65,219	1,606,279
Series K, 6.375%	80,000	2,059,200
Morgan Stanley:
6.875%	200,000	5,386,000
Series I, 6.375% (a)	120,000	3,084,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,584,000
Northern Trust Corp. Series C, 5.85% (a)	500,000	12,625,000
State Street Corp. 6.00% (a)	351,000	8,782,020
		66,572,383
Consumer Finance - 1.4%
Ally Financial, Inc.:
7.00% (f)	41,122	41,277,495
Series A, 8.50%	477,300	12,667,542
Capital One Financial Corp. Series D, 6.70% (a)	160,000	4,083,200
Discover Financial Services Series B, 6.50%	200,000	5,062,000
		63,090,237
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
Insurance - 0.0%
MetLife, Inc. Series B, 6.50%	111,000	2,866,020
Real Estate Investment Trusts - 1.2%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,311,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,294,200
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Kimco Realty Corp. Series K, 5.625%	120,000	2,907,600
Public Storage:
Series Q, 6.50%	125,000	3,420,000
Series S, 5.90%	100,000	2,561,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series T, 5.75%	74,000	$ 1,864,060
Series V, 5.375%	250,000	5,980,000
Series W, 5.20%	150,000	3,582,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,874,740
SL Green Realty Corp. Series I, 6.50%	60,000	1,537,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,938,223
Vornado Realty Trust Series L, 5.40%	230,000	5,476,300
		55,328,423
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,906,540
TOTAL FINANCIALS		235,266,149
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,217,200
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,291,711
7.375%	70,000	1,859,900
Verizon Communications, Inc. 5.90%	370,828	9,637,820
		17,789,431
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duquesne Light Co. 6.50%	141,050	7,109,809
Gulf Power Co. 5.60%	30,000	2,854,362
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,787,800
Series H, 5.625%	70,000	1,764,000
Series I, 5.125%	377,500	8,663,625
Series J, 5.00%	205,000	4,661,700
SCE Trust I 5.625%	409,500	10,196,550
SCE Trust II 5.10%	15,000	351,150
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
5.349%	44,479	$ 4,527,517
Series D, 6.50%	54,900	5,656,418
		52,572,931
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,557
TOTAL UTILITIES		52,591,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS		313,646,868
TOTAL PREFERRED STOCKS (Cost $441,987,768)		479,540,413
Investment Companies - 0.7%

iShares S&P 500 Index ETF (Cost $31,629,290)	158,300	33,018,214
Bank Loan Obligations - 0.8%
	Principal Amount (j)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9831% 5/1/18 (i)	$ 16,132,050	16,091,720
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,439,847	5,358,249
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	13,244,902	13,211,790
TOTAL BANK LOAN OBLIGATIONS (Cost $34,893,878)		34,661,759
Preferred Securities - 2.5%
	Principal Amount (j)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 975,000	$ 1,025,484
FINANCIALS - 2.5%
Banks - 1.6%
Bank of America Corp.:
6.25% (g)(i)	4,895,000	4,940,992
6.5% 12/31/49 (g)(i)	4,000,000	4,142,857
Citigroup, Inc. 5.8% (g)(i)	4,000,000	4,029,052
JPMorgan Chase & Co.:
5.15% (g)(i)	15,000,000	14,426,519
6.1% (g)(i)	4,000,000	4,096,274
6.75% (g)(i)	10,000,000	10,873,777
7.9% (g)(i)	6,250,000	6,828,469
PNC Preferred Funding Trust I 1.8841% (f)(g)(i)	3,450,000	3,345,327
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,379,892
USB Capital IX 3.5% (g)(i)	8,625,000	7,025,661
Wachovia Capital Trust III 5.5698% (g)(i)	8,091,000	7,924,431
		73,013,251
Capital Markets - 0.5%
Goldman Sachs Capital II 4% (g)(i)	7,653,000	5,788,432
Goldman Sachs Capital III 4% (g)(i)	18,715,000	14,149,060
		19,937,492
Diversified Financial Services - 0.4%
General Electric Capital Corp.:
5.25% (g)(i)	5,000,000	5,146,209
7.125% (g)(i)	10,000,000	12,003,996
		17,150,205
TOTAL FINANCIALS		110,100,948
TOTAL PREFERRED SECURITIES (Cost $105,359,468)		111,126,432
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	165,087,641	$ 165,087,641
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,195,625	37,195,625
TOTAL MONEY MARKET FUNDS (Cost $202,283,266)		202,283,266
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,918,552,457)		4,497,718,078
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,508,499)
NET ASSETS - 100%		$ 4,491,209,579
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
612 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 63,228,780	$ 1,053,771

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,542,819 or 5.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,969,952.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Amount stated in United States Dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,177
Fidelity Securities Lending Cash Central Fund	165,898
Total	$ 331,075
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,381,097	$ 154,381,097	$ -	$ -
Consumer Staples	428,420,981	422,127,393	6,293,588	-
Energy	310,838,887	310,838,887	-	-
Financials	1,223,926,082	1,168,862,857	55,063,225	-
Health Care	424,840,989	391,130,078	33,710,911	-
Industrials	163,681,179	163,681,179	-	-
Information Technology	367,833,519	367,833,519	-	-
Materials	62,469,398	62,469,398	-	-
Telecommunication Services	80,795,217	73,559,137	7,236,080	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 244,548,225	$ 212,482,823	$ 32,065,402	$ -
Corporate Bonds	651,922,881	-	651,922,881	-
U.S. Government and Government Agency Obligations	2,969,952	-	2,969,952	-
Investment Companies	33,018,214	33,018,214	-	-
Bank Loan Obligations	34,661,759	-	34,661,759	-
Preferred Securities	111,126,432	-	111,126,432	-
Money Market Funds	202,283,266	202,283,266	-	-
Total Investments in Securities:	$ 4,497,718,078	$ 3,562,667,848	$ 935,050,230	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,053,771	$ 1,053,771	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,053,771	$ -
Total Value of Derivatives	$ 1,053,771	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.8%
BBB	3.2%
BB	4.8%
B	4.6%
CCC,CC,C	0.9%
Not Rated	3.5%
Equities	77.8%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value (including securities loaned of $36,031,102) - See accompanying schedule: Unaffiliated issuers (cost $3,716,269,191)	$ 4,295,434,812
Fidelity Central Funds (cost $202,283,266)	202,283,266
Total Investments (cost $3,918,552,457)		$ 4,497,718,078
Cash		14,920,492
Receivable for investments sold		15,549,325
Receivable for fund shares sold		3,712,455
Dividends receivable		10,735,639
Interest receivable		6,527,083
Distributions receivable from Fidelity Central Funds		29,464
Prepaid expenses		12,439
Other receivables		26,430
Total assets		4,549,231,405

Liabilities
Payable for investments purchased	$ 14,372,847
Payable for fund shares redeemed	2,944,033
Accrued management fee	2,026,627
Distribution and service plan fees payable	519,701
Payable for daily variation margin for derivative instruments	183,600
Other affiliated payables	673,633
Other payables and accrued expenses	105,760
Collateral on securities loaned, at value	37,195,625
Total liabilities		58,021,826

Net Assets		$ 4,491,209,579
Net Assets consist of:
Paid in capital		$ 3,621,529,851
Undistributed net investment income		30,661,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,833,977
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		580,184,573
Net Assets		$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($648,239,140 ÷ 41,924,983 shares)	$ 15.46

Maximum offering price per share (100/94.25 of $15.46)	$ 16.40
Class T: Net Asset Value and redemption price per share ($226,562,758 ÷ 14,660,760 shares)	$ 15.45

Maximum offering price per share (100/96.50 of $15.45)	$ 16.01
Class B: Net Asset Value and offering price per share ($8,183,346 ÷ 529,518 shares)A	$ 15.45

Class C: Net Asset Value and offering price per share ($351,653,687 ÷ 22,842,867 shares)A	$ 15.39

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,920,814,631 ÷ 187,935,313 shares)	$ 15.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($335,756,017 ÷ 21,642,294 shares)	$ 15.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2014

Investment Income
Dividends		$ 105,052,025
Special dividends		14,974,415
Interest		28,435,977
Income from Fidelity Central Funds		331,075
Total income		148,793,492

Expenses
Management fee	$ 22,121,608
Transfer agent fees	6,715,306
Distribution and service plan fees	5,462,964
Accounting and security lending fees	1,046,525
Custodian fees and expenses	76,271
Independent trustees' compensation	16,539
Registration fees	273,825
Audit	92,804
Legal	12,388
Miscellaneous	28,787
Total expenses before reductions	35,847,017
Expense reductions	(129,856)	35,717,161
Net investment income (loss)		113,076,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	288,988,484
Foreign currency transactions	1,738
Total net realized gain (loss)		288,990,222
Change in net unrealized appreciation (depreciation) on: Investment securities	150,468,408
Assets and liabilities in foreign currencies	(43,347)
Futures contracts	1,053,771
Total change in net unrealized appreciation (depreciation)		151,478,832
Net gain (loss)		440,469,054
Net increase (decrease) in net assets resulting from operations		$ 553,545,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,076,331	$ 89,383,939
Net realized gain (loss)	288,990,222	225,199,175
Change in net unrealized appreciation (depreciation)	151,478,832	242,088,127
Net increase (decrease) in net assets resulting from operations	553,545,385	556,671,241
Distributions to shareholders from net investment income	(99,199,882)	(84,894,576)
Distributions to shareholders from net realized gain	(55,333,769)	-
Total distributions	(154,533,651)	(84,894,576)
Share transactions - net increase (decrease)	294,214,188	351,154,912
Total increase (decrease) in net assets	693,225,922	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $30,661,178 and undistributed net investment income of $18,296,243, respectively)	$ 4,491,209,579	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) C	.39F	.31	.31	.30	.23G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.34) I	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnA, B	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets D, H
Expenses before reductions	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.68%F	2.28%	2.60%	2.76%	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) C	.35F	.27	.28	.27	.21G
Net realized and unrealized gain (loss)	1.60	1.77	1.44	.56	1.05
Total from investment operations	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.31) I	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnA, B	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.42%F	2.02%	2.34%	2.52%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) C	.27F	.19	.21	.21	.16G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.21) I	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnA, B	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets D, H
Expenses before reductions	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.85%F	1.44%	1.78%	1.97%	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) C	.28F	.20	.22	.22	.16G
Net realized and unrealized gain (loss)	1.59	1.77	1.44	.55	1.05
Total from investment operations	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.24) I	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnA, B	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets D, H
Expenses before reductions	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.92%F	1.53%	1.85%	2.02%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.61	1.78	1.45	.56	1.05
Total from investment operations	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.38) H	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnA	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets C, G
Expenses before reductions	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.96%E	2.56%	2.89%	3.06%	2.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.60	1.78	1.46	.55	1.06
Total from investment operations	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.38) H	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnA	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets C, G
Expenses before reductions	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.94%E	2.55%	2.88%	3.07%	2.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 628,580,740
Gross unrealized depreciation	(58,497,995)
Net unrealized appreciation (depreciation) on securities	$ 570,082,745

Tax Cost	$ 3,927,635,333

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,218,866
Undistributed long-term capital gain	$ 255,033,884
Net unrealized appreciation (depreciation) on securities and other investments	$ 570,047,926

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ 99,199,882	$ 84,894,576
Long-term Capital Gains	55,333,769	-
Total	$ 154,533,651	$ 84,894,576

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $1,053,771 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,416,136,934 and $2,255,758,426, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 1,447,713	$ 44,179
Class T	.25%	.25%	978,102	-
Class B	.75%	.25%	99,273	74,516
Class C	.75%	.25%	2,937,876	649,175
			$ 5,462,964	$ 767,870

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 294,344
Class T	68,477
Class B*	4,410
Class C*	32,757
$ 399,988

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,091,582.19
Class T	384,709.20
Class B	26,521.27
Class C	583,768.20
Strategic Dividend and Income	4,155,398.16
Institutional Class	473,328.17
	$ 6,715,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,421 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165,898, including $10,126 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $119,296 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $138.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,422.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2014	2013
From net investment income
Class A	$ 13,559,959	$ 10,120,177
Class T	4,072,749	2,956,049
Class B	152,413	177,929
Class C	4,781,516	3,025,398
Strategic Dividend and Income	69,694,249	63,285,770
Institutional Class	6,938,996	5,329,253
Total	$ 99,199,882	$ 84,894,576
From net realized gain
Class A	$ 7,846,336	$ -
Class T	2,541,036	-
Class B	172,677	-
Class C	3,806,533	-
Strategic Dividend and Income	37,341,504	-
Institutional Class	3,625,683	-
Total	$ 55,333,769	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class A
Shares sold	11,866,330	18,683,613	$ 173,633,126	$ 249,130,521
Reinvestment of distributions	1,330,070	624,505	18,839,208	8,184,328
Shares redeemed	(9,084,861)	(10,385,619)	(132,112,070)	(138,868,091)
Net increase (decrease)	4,111,539	8,922,499	$ 60,360,264	$ 118,446,758
Class T
Shares sold	4,410,840	5,180,462	$ 64,417,078	$ 69,025,969
Reinvestment of distributions	433,378	203,617	6,127,810	2,666,035
Shares redeemed	(2,637,920)	(3,012,495)	(38,205,613)	(40,049,362)
Net increase (decrease)	2,206,298	2,371,584	$ 32,339,275	$ 31,642,642
Class B
Shares sold	63,103	181,589	$ 913,256	$ 2,409,278
Reinvestment of distributions	20,264	11,527	283,704	149,790
Shares redeemed	(404,427)	(485,149)	(5,875,260)	(6,427,856)
Net increase (decrease)	(321,060)	(292,033)	$ (4,678,300)	$ (3,868,788)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class C
Shares sold	7,158,259	9,216,026	$ 104,198,642	$ 122,907,375
Reinvestment of distributions	534,555	191,317	7,518,607	2,508,939
Shares redeemed	(3,021,008)	(2,743,169)	(43,661,560)	(36,568,038)
Net increase (decrease)	4,671,806	6,664,174	$ 68,055,689	$ 88,848,276
Strategic Dividend and Income
Shares sold	40,428,947	84,308,226	$ 593,910,146	$ 1,117,201,514
Reinvestment of distributions	6,806,104	4,395,083	96,721,198	57,704,962
Shares redeemed	(42,540,657)	(83,529,229)	(615,164,613)	(1,123,575,306)
Net increase (decrease)	4,694,394	5,174,080	$ 75,466,731	$ 51,331,170
Institutional Class
Shares sold	8,267,802	11,198,221	$ 122,019,925	$ 148,858,109
Reinvestment of distributions	474,725	250,170	6,745,227	3,295,370
Shares redeemed	(4,571,966)	(6,472,819)	(66,094,623)	(87,398,625)
Net increase (decrease)	4,170,561	4,975,572	$ 62,670,529	$ 64,754,854

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/15/14	12/12/14	$0.127	$0.705
Institutional Class	01/20/15	01/16/15	$0.000	$0.209

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2014 $255,033,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 13%, 73%, 73%, and 73% of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 14%, 100%, 100%, and 100% of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDII-UANN-0115
1.802531.110

Fidelity®

Strategic Dividend & Income®

Fund

Annual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Dividend & Income® Fund	14.93%	14.45%	7.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The pace of global economic growth remained slow and steady for the 12-month period ending November 30, 2014, led by favorable trends in the U.S. and most other developed economies. A tough winter season temporarily stifled the pace of U.S. economic activity early in the period and inventory levels rose; however, a healthy corporate backdrop and improving credit cycle, among other positive macroeconomic factors, helped boost riskier assets. Among the asset classes that constitute the Fidelity Strategic Dividend & Income Composite IndexSM, real estate investment trusts (REITs) notched by far the biggest gain. The FTSE® NAREIT® Equity REITs Index rose 28.04% for the 12-month period, bolstered by relatively steady interest rates and improving fundamentals for REITs, including positive supply/demand dynamics. Large-cap dividend-paying equities benefited from investors' increased appetite for income-oriented securities as bond yields declined. Accordingly, the MSCI USA High Dividend Yield Index advanced 17.52%. High-quality preferred stocks, which are interest rate sensitive, benefited as investors' concern about rising rates began to subside in the first half of the period, and The BofA Merrill LynchSM Fixed Rate Preferred Securities Index returned 13.72%. Convertible securities also notched a double-digit gain, with The BofA Merrill LynchSM All US Convertibles Index rising 12.44%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund: For the year, the fund's Retail Class shares returned 14.93%, underperforming the 17.67% result of the Fidelity Strategic Dividend & Income Composite IndexSM. Our asset allocation decisions in aggregate had a modest negative impact on relative results. An on-average overweighting in dividend-paying equities, which made up 50% of the Composite benchmark, proved a detractor when the asset class underperformed. Meanwhile, our positioning in convertibles was a minor plus. We started the period with an overweighting there, but dialed back our position to an underweighting by period end. Looking at security selection within the individual subportfolios, the fund's convertible securities sleeve underperformed its benchmark, primarily due to security selection in the information technology and industrials sectors. The preferreds subportfolio, also hurt results, mainly a result of security selection in diversified financial services, health care and cable/satellite TV. On the flip side, the REIT equities sleeve lifted relative performance. Here, strong security selection in office and apartment REITs were the main contributors to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,056.20	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.28%
Actual		$ 1,000.00	$ 1,055.00	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.48
Class B	1.85%
Actual		$ 1,000.00	$ 1,052.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,052.10	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Strategic Dividend and Income	.74%
Actual		$ 1,000.00	$ 1,058.00	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,057.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.5	2.6
Exxon Mobil Corp.	2.5	1.9
Procter & Gamble Co.	2.4	2.1
Chevron Corp.	2.4	2.7
IBM Corp.	2.0	0.0
Cisco Systems, Inc.	1.7	1.7
Simon Property Group, Inc.	1.6	1.7
Microsoft Corp.	1.5	3.0
PepsiCo, Inc.	1.4	1.1
The Coca-Cola Co.	1.2	1.4
	19.2
Top Five Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.2	33.7
Information Technology	11.2	13.0
Health Care	11.1	10.6
Consumer Staples	10.3	8.1
Energy	8.2	8.7
Asset Allocation (% of fund's net assets)
As of November 30, 2014*		As of May 31, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 65.3%
	Preferred Stocks 10.7%		Preferred Stocks 10.4%
	Convertible Bonds 7.9%		Convertible Bonds 9.9%
	Other Investments 10.6%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	4.5%	** Foreign investments	5.5%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
		Principal Amount (j)	Value
Convertible Bonds - 7.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		$ 2,810,000	$ 2,946,988
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15		5,210,000	6,541,806
Household Durables - 0.5%
Lennar Corp. 3.25% 11/15/21 (f)		6,090,000	12,419,794
M/I Homes, Inc. 3% 3/1/18		5,630,000	5,781,306
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,830,538
			21,031,638
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23 (f)		2,800,000	2,807,000
3.5% 1/15/31		13,610,000	7,523,608
			10,330,608
TOTAL CONSUMER DISCRETIONARY			40,851,040
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (i)		12,893,000	18,185,577
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	18,476,938
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		6,730,000	4,967,581
Peabody Energy Corp. 4.75% 12/15/41		15,612,000	9,513,563
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		13,770,000	13,047,075
Ship Finance International Ltd. 3.25% 2/1/18		10,990,000	11,540,379
			57,545,536
FINANCIALS - 0.6%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	6,920,125
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,760,000	17,025,100
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		3,600,000	3,528,000
TOTAL FINANCIALS			27,473,225
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
HEALTH CARE - 1.1%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21		$ 2,070,000	$ 2,230,425
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18		5,840,000	6,796,300
1.875% 9/1/20		5,910,000	7,121,550
			16,148,275
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		13,609,000	15,777,934
WellPoint, Inc. 2.75% 10/15/42		6,350,000	11,148,219
			26,926,153
Pharmaceuticals - 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		5,440,000	6,385,200
TOTAL HEALTH CARE			49,459,628
INDUSTRIALS - 0.1%
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		3,430,000	3,421,425
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (f)		2,760,000	3,179,175
InterDigital, Inc. 2.5% 3/15/16		17,980,000	19,553,250
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	12,206,250
			34,938,675
Internet Software & Services - 0.1%
Blucora, Inc. 4.25% 4/1/19		1,830,000	1,767,963
VeriSign, Inc. 4.086% 8/15/37 (i)		2,510,000	4,516,431
			6,284,394
IT Services - 0.1%
Euronet Worldwide, Inc. 1.5% 10/1/44 (f)		2,200,000	2,301,750
Semiconductors & Semiconductor Equipment - 0.7%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		6,170,000	5,618,556
GT Advanced Technologies, Inc.:
3% 10/1/17		6,845,000	2,874,900
3% 12/15/20		13,470,000	5,657,400
Corporate Bonds - continued
		Principal Amount (j)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp. 3.25% 8/1/39		$ 7,310,000	$ 13,130,588
Microchip Technology, Inc. 2.125% 12/15/37		3,480,000	6,218,325
			33,499,769
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		16,090,000	15,778,256
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,600,000	4,919,125
TiVo, Inc.:
2% 10/1/21 (f)		9,090,000	8,669,588
4% 3/15/16 (f)		4,730,000	5,749,906
			35,116,875
TOTAL INFORMATION TECHNOLOGY			112,141,463
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)		20,860,000	21,172,900
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 7% 3/15/15		4,040,000	7,410,875
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (f)		13,670,000	15,296,730
TOTAL CONVERTIBLE BONDS			352,958,399
Nonconvertible Bonds - 6.6%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.0%
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	803,944
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,280,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (f)		1,270,000	1,317,625
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,800,800
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 14,600,000	$ 15,202,250
8.125% 4/30/20		5,000,000	5,300,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		2,650,000	2,749,375
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		7,145,000	7,859,500
			38,911,925
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		7,770,000	7,245,525
TOTAL CONSUMER DISCRETIONARY			51,559,019
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		3,760,000	3,872,800
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		10,995,000	11,792,138
TOTAL CONSUMER STAPLES			15,664,938
FINANCIALS - 2.9%
Banks - 1.8%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	11,218,350
CIT Group, Inc. 4.75% 2/15/15 (f)		3,610,000	3,628,050
Corestates Capital II 0.8806% 1/15/27 (f)(i)		3,000,000	2,610,000
Corestates Capital III 0.8021% 2/15/27 (f)(i)		3,960,000	3,445,200
First Maryland Capital I 1.2306% 1/15/27 (i)		2,500,000	2,225,000
First Maryland Capital II 1.0824% 2/1/27 (i)		4,100,000	3,649,000
JPMorgan Chase Capital XIII 1.1831% 9/30/34 (i)		2,750,000	2,328,906
JPMorgan Chase Capital XXI 1.1824% 1/15/87 (i)		12,500,000	10,375,000
PNC Capital Trust C 0.8036% 6/1/28 (i)		9,000,000	7,650,000
Wachovia Capital Trust II 0.7306% 1/15/27 (i)		32,014,000	27,852,180
Wells Fargo Capital II 0.7326% 1/30/27 (i)		5,930,000	5,159,100
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			82,531,911
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - 0.4%
Chase Capital II 0.7324% 2/1/27 (i)		$ 7,900,000	$ 6,731,590
Chase Capital Trust VI 0.8574% 8/1/28 (i)		5,000,000	4,260,500
JPMorgan Chase Capital XXIII 1.2321% 5/15/47 (i)		2,500,000	2,006,250
Lehman Brothers Holdings, Inc. 0% (d)(i)		1,000,000	0
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)		2,570,000	2,634,250
			15,632,590
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,643,750
			10,359,675
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.2306% 4/15/27 (i)		2,500,000	2,175,000
ILFC E-Capital Trust I 4.84% 12/21/65 (f)(i)		16,530,000	15,744,825
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,257,000
			22,176,825
TOTAL FINANCIALS			130,701,001
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 4.25% 10/15/19		7,000,000	7,035,000
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,251,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		1,205,000	1,259,225
			10,545,825
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		4,310,000	4,396,200
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
8.75% 12/1/20		7,062,000	6,214,560
8.75% 12/1/20 (f)		1,485,000	1,306,800
			7,521,360
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 854,813
8.625% 9/15/15		5,000,000	5,250,000
8.875% 9/1/17		3,000,000	3,431,250
			9,536,063
TOTAL INDUSTRIALS			21,453,623
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		5,015,000	4,363,050
Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.:
5.4% 9/10/40		1,000,000	840,000
6.5% 4/15/38		4,440,000	4,084,800
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)		7,100,000	7,444,350
			12,369,150
TOTAL INFORMATION TECHNOLOGY			16,732,200
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)		535,000	530,157
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,930,000	4,942,325
TOTAL MATERIALS			5,472,482
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Altice Financing SA 6.5% 1/15/22 (f)		7,600,000	7,676,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	8,639,063
8.75% 3/15/32		7,525,000	7,910,656
			24,225,719
Corporate Bonds - continued
		Principal Amount (j)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23		$ 11,245,000	$ 11,076,325
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	605,475
			11,681,800
TOTAL TELECOMMUNICATION SERVICES			35,907,519
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,866,525
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,061,350
TOTAL UTILITIES			10,927,875
TOTAL NONCONVERTIBLE BONDS			298,964,482
TOTAL CORPORATE BONDS (Cost $643,811,186)			651,922,881
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 2/5/15 to 2/26/15 (h) (Cost $2,969,874)		2,970,000	2,969,952
Common Stocks - 66.4%
	Shares
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.2%
Ford Motor Co.	695,447	10,939,381
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	8,056,780
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	152,000	8,662,480
DineEquity, Inc.	28,871	2,867,756
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	227,500	$ 22,024,275
Wyndham Worldwide Corp.	61,700	5,143,312
		38,697,823
Media - 0.9%
Comcast Corp. Class A	470,000	26,808,800
Sinclair Broadcast Group, Inc. Class A (e)	168,200	4,904,712
Time Warner, Inc.	105,700	8,997,184
		40,710,696
Multiline Retail - 0.7%
Target Corp.	405,200	29,984,800
Specialty Retail - 0.2%
Foot Locker, Inc.	69,100	3,958,739
H&M Hennes & Mauritz AB (B Shares)	135,912	5,821,766
		9,780,505
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	226,000	8,389,120
VF Corp.	67,600	5,081,492
		13,470,612
TOTAL CONSUMER DISCRETIONARY		151,640,597
CONSUMER STAPLES - 9.4%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	79,400	9,289,006
PepsiCo, Inc.	606,800	60,740,680
SABMiller PLC	73,700	4,102,855
The Coca-Cola Co.	1,226,100	54,966,063
		129,098,604
Food & Staples Retailing - 1.1%
CVS Health Corp.	132,100	12,068,656
Wal-Mart Stores, Inc.	279,000	24,423,660
Walgreen Co.	147,700	10,133,697
		46,626,013
Food Products - 0.5%
ConAgra Foods, Inc.	377,800	13,797,256
Kellogg Co.	145,600	9,646,000
		23,443,256
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Procter & Gamble Co.	1,207,058	$ 109,154,255
Tobacco - 2.5%
Altria Group, Inc.	757,100	38,051,846
British American Tobacco PLC sponsored ADR	118,000	13,944,060
Philip Morris International, Inc.	599,418	52,107,407
Reynolds American, Inc.	147,200	9,701,952
		113,805,265
TOTAL CONSUMER STAPLES		422,127,393
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP	41,200	1,140,828
Chevron Corp.	982,800	106,997,436
Dominion Midstream Partners LP	192,028	5,962,469
Enterprise Products Partners LP	274,000	10,231,160
Exxon Mobil Corp.	1,240,000	112,269,600
Imperial Oil Ltd.	87,700	3,842,387
Kinder Morgan Holding Co. LLC (e)	417,300	17,255,355
Markwest Energy Partners LP	98,700	7,013,622
MPLX LP	65,400	4,343,214
Phillips 66 Partners LP	101,550	6,321,488
Plains GP Holdings LP Class A	394,700	10,254,306
PrairieSky Royalty Ltd.	46,400	1,394,232
QEP Midstream Partners LP	87,100	1,397,955
Suncor Energy, Inc.	175,500	5,549,698
Targa Resources Corp.	28,500	3,252,990
Tesoro Logistics LP	31,500	1,804,005
Valero Energy Partners LP	26,308	1,097,570
Western Gas Partners LP	25,000	1,773,250
Williams Partners LP	80,300	4,154,722
		306,056,287
FINANCIALS - 20.6%
Banks - 2.3%
Community Trust Bancorp, Inc.	127,200	4,602,096
CVB Financial Corp.	307,700	4,667,809
JPMorgan Chase & Co.	372,200	22,391,552
M&T Bank Corp.	105,600	13,307,712
PacWest Bancorp	153,300	7,128,450
Prosperity Bancshares, Inc.	75,300	4,230,354
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	951,400	$ 9,580,598
Svenska Handelsbanken AB (A Shares)	122,700	5,993,032
U.S. Bancorp	359,200	15,876,640
Valley National Bancorp	455,200	4,433,648
Wells Fargo & Co.	253,800	13,827,024
		106,038,915
Capital Markets - 1.5%
BlackRock, Inc. Class A	66,100	23,735,188
Carlyle Group LP	256,300	7,337,869
KKR & Co. LP	572,900	12,764,212
The Blackstone Group LP	747,900	25,069,608
		68,906,877
Consumer Finance - 0.1%
Capital One Financial Corp.	58,500	4,867,200
Insurance - 1.6%
ACE Ltd.	70,500	8,060,970
Arthur J. Gallagher & Co.	238,500	11,436,075
MetLife, Inc.	403,300	22,427,513
The Travelers Companies, Inc.	220,200	22,999,890
Zurich Insurance Group AG	19,804	6,206,107
		71,130,555
Real Estate Investment Trusts - 14.8%
Acadia Realty Trust (SBI)	83,200	2,659,072
Alexandria Real Estate Equities, Inc.	281,444	24,181,668
American Campus Communities, Inc.	422,000	16,880,000
American Realty Capital Properties, Inc.	664,800	6,249,120
Ashford Hospitality Prime, Inc.	289,300	5,077,215
AvalonBay Communities, Inc.	68,040	10,940,152
Boston Properties, Inc.	280,996	36,428,321
Cedar Shopping Centers, Inc.	714,159	4,849,140
Chatham Lodging Trust	140,200	3,751,752
Corrections Corp. of America	155,454	5,635,208
Cousins Properties, Inc.	120,240	1,471,738
DCT Industrial Trust, Inc.	573,500	19,573,555
Digital Realty Trust, Inc. (e)	386,100	27,131,247
Duke Realty LP	490,600	9,537,264
Equity Lifestyle Properties, Inc.	89,407	4,435,481
Equity Residential (SBI)	123,615	8,756,887
Essex Property Trust, Inc.	143,792	29,104,939
Excel Trust, Inc.	235,377	3,085,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	335,200	$ 19,867,304
Federal Realty Investment Trust (SBI)	166,408	22,075,685
FelCor Lodging Trust, Inc.	1,549,652	16,147,374
HCP, Inc.	815,539	36,536,147
Health Care REIT, Inc.	72,396	5,332,689
Highwoods Properties, Inc. (SBI)	60,300	2,602,548
Host Hotels & Resorts, Inc.	342,097	7,950,334
Kite Realty Group Trust	387,783	10,578,720
LaSalle Hotel Properties (SBI)	350,213	14,138,099
Lexington Corporate Properties Trust	497,500	5,472,500
New York (REIT), Inc.	294,200	3,162,650
Outfront Media, Inc.	75,700	2,048,442
Paramount Group, Inc.	151,800	2,853,840
Piedmont Office Realty Trust, Inc. Class A	764,991	14,381,831
Post Properties, Inc.	258,100	15,119,498
Prologis, Inc.	173,610	7,340,231
Public Storage	97,099	18,218,685
Ramco-Gershenson Properties Trust (SBI)	70,200	1,256,580
Realty Income Corp. (e)	175,800	8,167,668
Sabra Health Care REIT, Inc.	172,900	4,894,799
Senior Housing Properties Trust (SBI)	765,100	17,237,703
Simon Property Group, Inc.	387,215	70,008,472
SL Green Realty Corp.	250,573	29,101,548
Store Capital Corp.	541,900	11,304,034
Sun Communities, Inc.	103,982	6,123,500
Sunstone Hotel Investors, Inc.	367,700	5,886,877
Taubman Centers, Inc.	222,900	17,718,321
Terreno Realty Corp.	198,700	4,134,947
UDR, Inc.	658,700	20,274,786
Ventas, Inc.	232,339	16,623,855
Vornado Realty Trust	35,714	3,984,254
Washington Prime Group, Inc.	541,557	9,331,027
WP Carey, Inc.	195,800	13,341,812
		662,965,311
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	621,940	13,427,685
TOTAL FINANCIALS		927,336,543
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.0%
Biotechnology - 0.3%
Amgen, Inc.	72,500	$ 11,984,975
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc.	211,800	15,645,666
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	62,400	5,128,656
Pharmaceuticals - 8.3%
AbbVie, Inc.	751,500	52,003,800
Bristol-Myers Squibb Co.	433,200	25,580,460
Eli Lilly & Co.	367,400	25,027,288
GlaxoSmithKline PLC sponsored ADR	202,900	9,424,705
Johnson & Johnson	1,039,444	112,519,810
Merck & Co., Inc.	868,990	52,486,996
Novartis AG	99,097	9,582,925
Pfizer, Inc.	1,538,700	47,930,505
Roche Holding AG (participation certificate)	51,769	15,491,386
Sanofi SA sponsored ADR	297,500	14,366,275
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,300	7,139,594
		371,553,744
TOTAL HEALTH CARE		404,313,041
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	120,200	11,908,214
United Technologies Corp.	166,800	18,361,344
		30,269,558
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	373,400	41,044,128
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	154,300	5,346,495
Republic Services, Inc.	108,600	4,301,646
		9,648,141
Industrial Conglomerates - 0.8%
3M Co.	122,300	19,579,007
General Electric Co.	681,853	18,062,286
		37,641,293
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.4%
Caterpillar, Inc.	71,100	$ 7,152,660
Cummins, Inc.	60,100	8,751,762
		15,904,422
Road & Rail - 0.4%
CSX Corp.	440,800	16,084,792
TOTAL INDUSTRIALS		150,592,334
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,778,700	76,803,268
QUALCOMM, Inc.	59,100	4,308,390
		81,111,658
IT Services - 2.8%
Automatic Data Processing, Inc.	106,900	9,154,916
Fidelity National Information Services, Inc.	163,000	9,973,970
IBM Corp.	540,100	87,588,017
Paychex, Inc.	386,700	18,333,447
		125,050,350
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	1,163,400	43,336,650
Software - 1.7%
CDK Global, Inc.	34,866	1,327,349
Microsoft Corp.	1,411,400	67,479,034
Symantec Corp.	295,100	7,699,159
		76,505,542
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	204,300	24,297,399
EMC Corp.	577,658	17,531,920
		41,829,319
TOTAL INFORMATION TECHNOLOGY		367,833,519
MATERIALS - 1.4%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	329,100	23,497,740
LyondellBasell Industries NV Class A	158,300	12,483,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	67,900	$ 2,367,445
The Dow Chemical Co.	161,300	7,850,471
		46,199,194
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	231,300	6,210,405
SunCoke Energy Partners LP	103,630	2,815,627
		9,026,032
Paper & Forest Products - 0.2%
International Paper Co.	134,600	7,244,172
TOTAL MATERIALS		62,469,398
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	665,400	23,541,852
Verizon Communications, Inc.	469,935	23,774,012
		47,315,864
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,976,900	7,236,080
TOTAL TELECOMMUNICATION SERVICES		54,551,944
UTILITIES - 3.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	235,400	13,547,270
Exelon Corp.	177,000	6,402,090
IDACORP, Inc.	185,900	11,546,249
NextEra Energy, Inc.	68,000	7,098,520
NRG Yield, Inc. Class A	80,900	3,833,851
Pinnacle West Capital Corp.	168,692	10,666,395
PPL Corp.	654,700	23,261,491
Xcel Energy, Inc.	679,400	23,058,836
		99,414,702
Gas Utilities - 0.2%
Atmos Energy Corp.	140,400	7,539,480
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	191,500	5,080,495
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	558,300	$ 18,479,730
Sempra Energy	42,600	4,759,698
		23,239,428
TOTAL UTILITIES		135,274,105
TOTAL COMMON STOCKS (Cost $2,455,617,727)		2,982,195,161
Preferred Stocks - 10.7%

Convertible Preferred Stocks - 3.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	25,200	2,740,500
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (f)	77,400	6,293,588
FINANCIALS - 1.4%
Banks - 0.7%
Wells Fargo & Co. 7.50%	25,809	31,556,406
Real Estate Investment Trusts - 0.6%
American Tower Corp. Series A, 5.25% (a)	29,400	3,422,454
Crown Castle International Corp. Series A, 4.50%	157,000	16,642,000
Weyerhaeuser Co. Series A, 6.375%	89,500	5,246,938
		25,311,392
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 6.00%	208,400	4,455,592
TOTAL FINANCIALS		61,323,390
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	9,045,960
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
AmSurg Corp. Series A-1, 5.25%	79,600	$ 8,636,600
Kindred Healthcare, Inc. 7.50% (a)	2,800	2,845,388
		11,481,988
TOTAL HEALTH CARE		20,527,948
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	164,500	9,871,645
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA Series A, 5.75%	176,600	8,453,842
UTILITIES - 1.3%
Electric Utilities - 0.4%
Exelon Corp. 6.50%	192,000	10,020,480
NextEra Energy, Inc. 5.779%	138,100	7,768,125
		17,788,605
Gas Utilities - 0.1%
Laclede Group, Inc. 6.75% (a)	90,300	4,785,900
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. 5.375%	65,000	6,941,350
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 2.00% ZENS	249,400	16,444,813
Dominion Resources, Inc.:
6.375%	144,400	7,472,700
Series B, 6.00%	55,600	3,249,264
		27,166,777
TOTAL UTILITIES		56,682,632
TOTAL CONVERTIBLE PREFERRED STOCKS		165,893,545
Nonconvertible Preferred Stocks - 7.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,782,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.2%
Banks - 0.9%
BB&T Corp. Series E, 5.625%	125,000	$ 3,048,750
Citigroup, Inc. Series C, 5.80%	300,000	7,368,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,353,916
U.S. Bancorp:
Series A, 3.50%	11,890	9,773,580
Series H, 5.15%	40,000	950,000
		39,494,246
Capital Markets - 1.5%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,445,884
Goldman Sachs Group, Inc.:
5.95%	65,219	1,606,279
Series K, 6.375%	80,000	2,059,200
Morgan Stanley:
6.875%	200,000	5,386,000
Series I, 6.375% (a)	120,000	3,084,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,584,000
Northern Trust Corp. Series C, 5.85% (a)	500,000	12,625,000
State Street Corp. 6.00% (a)	351,000	8,782,020
		66,572,383
Consumer Finance - 1.4%
Ally Financial, Inc.:
7.00% (f)	41,122	41,277,495
Series A, 8.50%	477,300	12,667,542
Capital One Financial Corp. Series D, 6.70% (a)	160,000	4,083,200
Discover Financial Services Series B, 6.50%	200,000	5,062,000
		63,090,237
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
Insurance - 0.0%
MetLife, Inc. Series B, 6.50%	111,000	2,866,020
Real Estate Investment Trusts - 1.2%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,311,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,294,200
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Kimco Realty Corp. Series K, 5.625%	120,000	2,907,600
Public Storage:
Series Q, 6.50%	125,000	3,420,000
Series S, 5.90%	100,000	2,561,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series T, 5.75%	74,000	$ 1,864,060
Series V, 5.375%	250,000	5,980,000
Series W, 5.20%	150,000	3,582,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,874,740
SL Green Realty Corp. Series I, 6.50%	60,000	1,537,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,938,223
Vornado Realty Trust Series L, 5.40%	230,000	5,476,300
		55,328,423
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,906,540
TOTAL FINANCIALS		235,266,149
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,217,200
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,291,711
7.375%	70,000	1,859,900
Verizon Communications, Inc. 5.90%	370,828	9,637,820
		17,789,431
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duquesne Light Co. 6.50%	141,050	7,109,809
Gulf Power Co. 5.60%	30,000	2,854,362
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,787,800
Series H, 5.625%	70,000	1,764,000
Series I, 5.125%	377,500	8,663,625
Series J, 5.00%	205,000	4,661,700
SCE Trust I 5.625%	409,500	10,196,550
SCE Trust II 5.10%	15,000	351,150
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
5.349%	44,479	$ 4,527,517
Series D, 6.50%	54,900	5,656,418
		52,572,931
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,557
TOTAL UTILITIES		52,591,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS		313,646,868
TOTAL PREFERRED STOCKS (Cost $441,987,768)		479,540,413
Investment Companies - 0.7%

iShares S&P 500 Index ETF (Cost $31,629,290)	158,300	33,018,214
Bank Loan Obligations - 0.8%
	Principal Amount (j)
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9831% 5/1/18 (i)	$ 16,132,050	16,091,720
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,439,847	5,358,249
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	13,244,902	13,211,790
TOTAL BANK LOAN OBLIGATIONS (Cost $34,893,878)		34,661,759
Preferred Securities - 2.5%
	Principal Amount (j)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 975,000	$ 1,025,484
FINANCIALS - 2.5%
Banks - 1.6%
Bank of America Corp.:
6.25% (g)(i)	4,895,000	4,940,992
6.5% 12/31/49 (g)(i)	4,000,000	4,142,857
Citigroup, Inc. 5.8% (g)(i)	4,000,000	4,029,052
JPMorgan Chase & Co.:
5.15% (g)(i)	15,000,000	14,426,519
6.1% (g)(i)	4,000,000	4,096,274
6.75% (g)(i)	10,000,000	10,873,777
7.9% (g)(i)	6,250,000	6,828,469
PNC Preferred Funding Trust I 1.8841% (f)(g)(i)	3,450,000	3,345,327
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,379,892
USB Capital IX 3.5% (g)(i)	8,625,000	7,025,661
Wachovia Capital Trust III 5.5698% (g)(i)	8,091,000	7,924,431
		73,013,251
Capital Markets - 0.5%
Goldman Sachs Capital II 4% (g)(i)	7,653,000	5,788,432
Goldman Sachs Capital III 4% (g)(i)	18,715,000	14,149,060
		19,937,492
Diversified Financial Services - 0.4%
General Electric Capital Corp.:
5.25% (g)(i)	5,000,000	5,146,209
7.125% (g)(i)	10,000,000	12,003,996
		17,150,205
TOTAL FINANCIALS		110,100,948
TOTAL PREFERRED SECURITIES (Cost $105,359,468)		111,126,432
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	165,087,641	$ 165,087,641
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,195,625	37,195,625
TOTAL MONEY MARKET FUNDS (Cost $202,283,266)		202,283,266
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,918,552,457)		4,497,718,078
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,508,499)
NET ASSETS - 100%		$ 4,491,209,579
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
612 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 63,228,780	$ 1,053,771

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,542,819 or 5.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,969,952.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Amount stated in United States Dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,177
Fidelity Securities Lending Cash Central Fund	165,898
Total	$ 331,075
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,381,097	$ 154,381,097	$ -	$ -
Consumer Staples	428,420,981	422,127,393	6,293,588	-
Energy	310,838,887	310,838,887	-	-
Financials	1,223,926,082	1,168,862,857	55,063,225	-
Health Care	424,840,989	391,130,078	33,710,911	-
Industrials	163,681,179	163,681,179	-	-
Information Technology	367,833,519	367,833,519	-	-
Materials	62,469,398	62,469,398	-	-
Telecommunication Services	80,795,217	73,559,137	7,236,080	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 244,548,225	$ 212,482,823	$ 32,065,402	$ -
Corporate Bonds	651,922,881	-	651,922,881	-
U.S. Government and Government Agency Obligations	2,969,952	-	2,969,952	-
Investment Companies	33,018,214	33,018,214	-	-
Bank Loan Obligations	34,661,759	-	34,661,759	-
Preferred Securities	111,126,432	-	111,126,432	-
Money Market Funds	202,283,266	202,283,266	-	-
Total Investments in Securities:	$ 4,497,718,078	$ 3,562,667,848	$ 935,050,230	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,053,771	$ 1,053,771	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,053,771	$ -
Total Value of Derivatives	$ 1,053,771	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.8%
BBB	3.2%
BB	4.8%
B	4.6%
CCC,CC,C	0.9%
Not Rated	3.5%
Equities	77.8%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value (including securities loaned of $36,031,102) - See accompanying schedule: Unaffiliated issuers (cost $3,716,269,191)	$ 4,295,434,812
Fidelity Central Funds (cost $202,283,266)	202,283,266
Total Investments (cost $3,918,552,457)		$ 4,497,718,078
Cash		14,920,492
Receivable for investments sold		15,549,325
Receivable for fund shares sold		3,712,455
Dividends receivable		10,735,639
Interest receivable		6,527,083
Distributions receivable from Fidelity Central Funds		29,464
Prepaid expenses		12,439
Other receivables		26,430
Total assets		4,549,231,405

Liabilities
Payable for investments purchased	$ 14,372,847
Payable for fund shares redeemed	2,944,033
Accrued management fee	2,026,627
Distribution and service plan fees payable	519,701
Payable for daily variation margin for derivative instruments	183,600
Other affiliated payables	673,633
Other payables and accrued expenses	105,760
Collateral on securities loaned, at value	37,195,625
Total liabilities		58,021,826

Net Assets		$ 4,491,209,579
Net Assets consist of:
Paid in capital		$ 3,621,529,851
Undistributed net investment income		30,661,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,833,977
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		580,184,573
Net Assets		$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($648,239,140 ÷ 41,924,983 shares)	$ 15.46

Maximum offering price per share (100/94.25 of $15.46)	$ 16.40
Class T: Net Asset Value and redemption price per share ($226,562,758 ÷ 14,660,760 shares)	$ 15.45

Maximum offering price per share (100/96.50 of $15.45)	$ 16.01
Class B: Net Asset Value and offering price per share ($8,183,346 ÷ 529,518 shares)A	$ 15.45

Class C: Net Asset Value and offering price per share ($351,653,687 ÷ 22,842,867 shares)A	$ 15.39

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,920,814,631 ÷ 187,935,313 shares)	$ 15.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($335,756,017 ÷ 21,642,294 shares)	$ 15.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2014

Investment Income
Dividends		$ 105,052,025
Special dividends		14,974,415
Interest		28,435,977
Income from Fidelity Central Funds		331,075
Total income		148,793,492

Expenses
Management fee	$ 22,121,608
Transfer agent fees	6,715,306
Distribution and service plan fees	5,462,964
Accounting and security lending fees	1,046,525
Custodian fees and expenses	76,271
Independent trustees' compensation	16,539
Registration fees	273,825
Audit	92,804
Legal	12,388
Miscellaneous	28,787
Total expenses before reductions	35,847,017
Expense reductions	(129,856)	35,717,161
Net investment income (loss)		113,076,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	288,988,484
Foreign currency transactions	1,738
Total net realized gain (loss)		288,990,222
Change in net unrealized appreciation (depreciation) on: Investment securities	150,468,408
Assets and liabilities in foreign currencies	(43,347)
Futures contracts	1,053,771
Total change in net unrealized appreciation (depreciation)		151,478,832
Net gain (loss)		440,469,054
Net increase (decrease) in net assets resulting from operations		$ 553,545,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,076,331	$ 89,383,939
Net realized gain (loss)	288,990,222	225,199,175
Change in net unrealized appreciation (depreciation)	151,478,832	242,088,127
Net increase (decrease) in net assets resulting from operations	553,545,385	556,671,241
Distributions to shareholders from net investment income	(99,199,882)	(84,894,576)
Distributions to shareholders from net realized gain	(55,333,769)	-
Total distributions	(154,533,651)	(84,894,576)
Share transactions - net increase (decrease)	294,214,188	351,154,912
Total increase (decrease) in net assets	693,225,922	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $30,661,178 and undistributed net investment income of $18,296,243, respectively)	$ 4,491,209,579	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) C	.39F	.31	.31	.30	.23G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.34) I	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnA, B	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets D, H
Expenses before reductions	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.68%F	2.28%	2.60%	2.76%	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) C	.35F	.27	.28	.27	.21G
Net realized and unrealized gain (loss)	1.60	1.77	1.44	.56	1.05
Total from investment operations	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.31) I	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnA, B	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.42%F	2.02%	2.34%	2.52%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) C	.27F	.19	.21	.21	.16G
Net realized and unrealized gain (loss)	1.60	1.77	1.45	.55	1.05
Total from investment operations	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.21) I	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnA, B	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets D, H
Expenses before reductions	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.85%F	1.44%	1.78%	1.97%	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) C	.28F	.20	.22	.22	.16G
Net realized and unrealized gain (loss)	1.59	1.77	1.44	.55	1.05
Total from investment operations	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.24) I	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.21) I	-	-	-	-
Total distributions	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnA, B	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets D, H
Expenses before reductions	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.92%F	1.53%	1.85%	2.02%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateE	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.61	1.78	1.45	.56	1.05
Total from investment operations	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.38) H	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnA	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets C, G
Expenses before reductions	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.96%E	2.56%	2.89%	3.06%	2.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) B	.43E	.34	.34	.33	.27F
Net realized and unrealized gain (loss)	1.60	1.78	1.46	.55	1.06
Total from investment operations	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.38) H	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.21) H	-	-	-	-
Total distributions	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnA	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets C, G
Expenses before reductions	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.94%E	2.55%	2.88%	3.07%	2.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateD	58%	64%	50%	56%	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 628,580,740
Gross unrealized depreciation	(58,497,995)
Net unrealized appreciation (depreciation) on securities	$ 570,082,745

Tax Cost	$ 3,927,635,333

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,218,866
Undistributed long-term capital gain	$ 255,033,884
Net unrealized appreciation (depreciation) on securities and other investments	$ 570,047,926

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ 99,199,882	$ 84,894,576
Long-term Capital Gains	55,333,769	-
Total	$ 154,533,651	$ 84,894,576

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $1,053,771 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,416,136,934 and $2,255,758,426, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 1,447,713	$ 44,179
Class T	.25%	.25%	978,102	-
Class B	.75%	.25%	99,273	74,516
Class C	.75%	.25%	2,937,876	649,175
			$ 5,462,964	$ 767,870

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 294,344
Class T	68,477
Class B*	4,410
Class C*	32,757
$ 399,988

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,091,582.19
Class T	384,709.20
Class B	26,521.27
Class C	583,768.20
Strategic Dividend and Income	4,155,398.16
Institutional Class	473,328.17
	$ 6,715,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,421 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165,898, including $10,126 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $119,296 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $138.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,422.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2014	2013
From net investment income
Class A	$ 13,559,959	$ 10,120,177
Class T	4,072,749	2,956,049
Class B	152,413	177,929
Class C	4,781,516	3,025,398
Strategic Dividend and Income	69,694,249	63,285,770
Institutional Class	6,938,996	5,329,253
Total	$ 99,199,882	$ 84,894,576
From net realized gain
Class A	$ 7,846,336	$ -
Class T	2,541,036	-
Class B	172,677	-
Class C	3,806,533	-
Strategic Dividend and Income	37,341,504	-
Institutional Class	3,625,683	-
Total	$ 55,333,769	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class A
Shares sold	11,866,330	18,683,613	$ 173,633,126	$ 249,130,521
Reinvestment of distributions	1,330,070	624,505	18,839,208	8,184,328
Shares redeemed	(9,084,861)	(10,385,619)	(132,112,070)	(138,868,091)
Net increase (decrease)	4,111,539	8,922,499	$ 60,360,264	$ 118,446,758
Class T
Shares sold	4,410,840	5,180,462	$ 64,417,078	$ 69,025,969
Reinvestment of distributions	433,378	203,617	6,127,810	2,666,035
Shares redeemed	(2,637,920)	(3,012,495)	(38,205,613)	(40,049,362)
Net increase (decrease)	2,206,298	2,371,584	$ 32,339,275	$ 31,642,642
Class B
Shares sold	63,103	181,589	$ 913,256	$ 2,409,278
Reinvestment of distributions	20,264	11,527	283,704	149,790
Shares redeemed	(404,427)	(485,149)	(5,875,260)	(6,427,856)
Net increase (decrease)	(321,060)	(292,033)	$ (4,678,300)	$ (3,868,788)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2014	2013	2014	2013
Class C
Shares sold	7,158,259	9,216,026	$ 104,198,642	$ 122,907,375
Reinvestment of distributions	534,555	191,317	7,518,607	2,508,939
Shares redeemed	(3,021,008)	(2,743,169)	(43,661,560)	(36,568,038)
Net increase (decrease)	4,671,806	6,664,174	$ 68,055,689	$ 88,848,276
Strategic Dividend and Income
Shares sold	40,428,947	84,308,226	$ 593,910,146	$ 1,117,201,514
Reinvestment of distributions	6,806,104	4,395,083	96,721,198	57,704,962
Shares redeemed	(42,540,657)	(83,529,229)	(615,164,613)	(1,123,575,306)
Net increase (decrease)	4,694,394	5,174,080	$ 75,466,731	$ 51,331,170
Institutional Class
Shares sold	8,267,802	11,198,221	$ 122,019,925	$ 148,858,109
Reinvestment of distributions	474,725	250,170	6,745,227	3,295,370
Shares redeemed	(4,571,966)	(6,472,819)	(66,094,623)	(87,398,625)
Net increase (decrease)	4,170,561	4,975,572	$ 62,670,529	$ 64,754,854

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. ( technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Strategic Dividend & Income Fund	12/15/14	12/12/14	$0.127	$0.705
Strategic Dividend & Income Fund	01/20/15	01/16/15	$0.000	$0.209

The fund hereby designates a capital gain with respect to the taxable year ended November 30, 2014 $255,033,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Strategic Dividend & Income Fund designates 13%, 73%, 73%, and 72% of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Strategic Dividend & Income Fund designates 14%, 100%, 100%, and 100% of the dividends distributed in December 2013, April 2014, July 2014 and October 2014, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDI-UANN-0115
1.802527.110

Item 2. Code of Ethics

As of the end of the period, November 30, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$70,000	$-	$6,100	$3,000

November 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$72,000	$-	$5,600	$2,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2014A	November 30, 2013A
Audit-Related Fees	$5,185,000	$4,860,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2014 A	November 30, 2013 A
PwC	$6,490,000	$5,450,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2015